UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-2306

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 100.1%
AGRICULTURAL PRODUCTION-CROPS - 0.0%
2,584	*	Chiquita Brands International, Inc	$41
149		Griffin Land & Nurseries, Inc (Class A)	4

		TOTAL AGRICULTURAL PRODUCTION-CROPS	45

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
803		Cal-Maine Foods, Inc	27
22		Seaboard Corp	29

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	56

AGRICULTURAL SERVICES - 0.0%
727	*	Cadiz, Inc	9
555		Calavo Growers, Inc	10
4,634	*	VCA Antech, Inc	130

		TOTAL AGRICULTURAL SERVICES	149

AMUSEMENT AND RECREATION SERVICES - 0.7%
3,231	*	Bally Technologies, Inc	131
433		Churchill Downs, Inc	16
978		Dover Downs Gaming & Entertainment, Inc	4
18,161	*	Electronic Arts, Inc	339
1,772		International Speedway Corp (Class A)	46
2,155	*	Life Time Fitness, Inc	61
7,613	*	Live Nation, Inc	110
3,359	*	Madison Square Garden, Inc	73
1,276	*	Multimedia Games, Inc	5
3,623	*	Penn National Gaming, Inc	101
3,407	*	Pinnacle Entertainment, Inc	33
819		Speedway Motorsports, Inc	13
1,000	*	Town Sports International Holdings, Inc	4
105,640		Walt Disney Co	3,688
2,602	*	Warner Music Group Corp	18
2,631	*	WMS Industries, Inc	110
1,461		World Wrestling Entertainment, Inc (Class A)	25
1,694	*	Youbet.com, Inc	5

		TOTAL AMUSEMENT AND RECREATION SERVICES	4,782

APPAREL AND ACCESSORY STORES - 0.7%
5,074		Abercrombie & Fitch Co (Class A)	232
5,220	*	Aeropostale, Inc	150
2,117	*	American Apparel, Inc	6
9,379		American Eagle Outfitters, Inc	174
3,358	*	AnnTaylor Stores Corp	69
1,533		Bebe Stores, Inc	14
2,844		Brown Shoe Co, Inc	44
1,313		Buckle, Inc	48
2,938	*	Carter’s, Inc	89
1,800		Cato Corp (Class A)	39
2,864	*	Charming Shoppes, Inc	16
10,387		Chico’s FAS, Inc	150
1,410	*	Children’s Place Retail Stores, Inc	63
2,493		Christopher & Banks Corp	20
836	*	Citi Trends, Inc	27
3,907	*	Collective Brands, Inc	89
238	*	Destination Maternity Corp	6
3,225	*	Dress Barn, Inc	84
1,051	*	DSW, Inc (Class A)	27
2,083		Finish Line, Inc (Class A)	34
9,029		Foot Locker, Inc	136

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

26,648		Gap, Inc	$616
2,222	*	Hot Topic, Inc	14
2,758	*	J Crew Group, Inc	127
971	*	JOS A Bank Clothiers, Inc	53
16,992	*	Kohl’s Corp	931
14,643		Limited Brands, Inc	360
2,204	*	Lululemon Athletica, Inc	91
888	*	New York & Co, Inc	4
9,524		Nordstrom, Inc	389
4,283	*	Pacific Sunwear Of California, Inc	23
7,085		Ross Stores, Inc	379
517	*	Shoe Carnival, Inc	12
2,332		Stage Stores, Inc	36
1,200	*	Talbots, Inc	15
1,963	*	Under Armour, Inc (Class A)	58
7,098	*	Urban Outfitters, Inc	270
5,043	*	Wet Seal, Inc (Class A)	24

		TOTAL APPAREL AND ACCESSORY STORES	4,919

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
762		Columbia Sportswear Co	40
811	*	G-III Apparel Group Ltd	22
3,453		Guess ?, Inc	162
1,699	*	Gymboree Corp	88
5,429	*	Hanesbrands, Inc	151
5,065		Jones Apparel Group, Inc	96
5,941	*	Liz Claiborne, Inc	44
1,392	*	Maidenform Brands, Inc	30
20,145		Nike, Inc (Class B)	1,481
2,868		Phillips-Van Heusen Corp	165
3,041		Polo Ralph Lauren Corp (Class A)	259
7,612	*	Quiksilver, Inc	36
1,435	*	True Religion Apparel, Inc	44
4,795		VF Corp	384
2,470	*	Warnaco Group, Inc	118

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,120

AUTO REPAIR, SERVICES AND PARKING - 0.1%
607	*	Amerco, Inc	33
1,436	*	Dollar Thrifty Automotive Group, Inc	46
10,831	*	Hertz Global Holdings, Inc	108
1,073	*	Midas, Inc	12
873		Monro Muffler, Inc	32
3,326		Ryder System, Inc	129
672	*	Standard Parking Corp	11
2,361	*	Wright Express Corp	71

		TOTAL AUTO REPAIR, SERVICES AND PARKING	442

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
5,309		Advance Auto Parts	223
580	*	America’s Car-Mart, Inc	14
1,889	*	Asbury Automotive Group, Inc	25
4,274	*	Autonation, Inc	77
1,579	*	Autozone, Inc	273
12,274	*	Carmax, Inc	308
3,576	*	Copart, Inc	127
832	*	Lithia Motors, Inc (Class A)	6
7,596	*	O’Reilly Automotive, Inc	317
2,259	*	Penske Auto Group, Inc	33
2,119	*	Rush Enterprises, Inc (Class A)	28
1,546	*	Sonic Automotive, Inc (Class A)	17

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,448

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.8%
2,524	*	Builders FirstSource, Inc	$8
7,608		Fastenal Co	365
94,627		Home Depot, Inc	3,061
82,187		Lowe’s Cos, Inc	1,992
809	*	Lumber Liquidators, Inc	22

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,448

BUSINESS SERVICES - 7.8%
21,305	*	3Com Corp	164
813	*	3D Systems Corp	11
2,635		Aaron Rents, Inc	88
2,600		ABM Industries, Inc	55
1,804	*	Acacia Research (Acacia Technologies)	20
1,645	*	ACI Worldwide, Inc	34
2,280	*	ActivIdentity Corp	6
32,330		Activision Blizzard, Inc	390
3,273	*	Actuate Corp	18
3,887	*	Acxiom Corp	70
1,359		Administaff, Inc	29
29,354	*	Adobe Systems, Inc	1,038
828	*	Advent Software, Inc	37
2,801		Aircastle Ltd	27
9,567	*	Akamai Technologies, Inc	300
2,924	*	Alliance Data Systems Corp	187
11,120	*	Amdocs Ltd	335
2,166	*	American Reprographics Co	19
764	*	American Software, Inc (Class A)	4
1,660	*	AMICAS, Inc	10
2,116	*	AMN Healthcare Services, Inc	19
5,100	*	Ansys, Inc	220
1,377	*	APAC Customer Services, Inc	8
1,600		Arbitron, Inc	43
1,040	*	ArcSight, Inc	29
5,091	*	Ariba, Inc	65
7,187	*	Art Technology Group, Inc	32
1,058	*	Asset Acceptance Capital Corp	7
1,875	*	athenahealth, Inc	69
13,143	*	Autodesk, Inc	387
27,904		Automatic Data Processing, Inc	1,241
5,770	*	Avis Budget Group, Inc	66
383		Barrett Business Services, Inc	5
1,565		BGC Partners, Inc (Class A)	10
2,730		Blackbaud, Inc	69
1,799	*	Blackboard, Inc	75
2,165	*	Blue Coat Systems, Inc	67
10,040	*	BMC Software, Inc	382
1,263	*	Bottomline Technologies, Inc	21
4,383	*	BPZ Energy, Inc	32
2,842		Brady Corp (Class A)	88
2,433		Brink’s Co	69
2,433	*	Brink’s Home Security Holdings, Inc	104
21,548		CA, Inc	506
1,856	*	CACI International, Inc (Class A)	91
14,981	*	Cadence Design Systems, Inc	100
1,751	*	Callidus Software, Inc	6
760	*	Capella Education Co	71
1,930	*	Cavium Networks, Inc	48
3,229	*	CBIZ, Inc	21
3,541	*	Cerner Corp	301
2,005	*	Chordiant Software, Inc	10
3,700	*	Ciber, Inc	14
10,054	*	Citrix Systems, Inc	477
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	25
620	*	Clinical Data, Inc	12
2,857	*	Cogent Communications Group, Inc	30
2,800	*	Cogent, Inc	29
2,472		Cognex Corp	46
16,454	*	Cognizant Technology Solutions Corp (Class A)	839

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,159	*	Commvault Systems, Inc	$46
1,180		Compass Diversified Trust	18
869	*	Compellent Technologies, Inc	15
602		Computer Programs & Systems, Inc	24
8,402	*	Computer Sciences Corp	458
760	*	Computer Task Group, Inc	6
12,662	*	Compuware Corp	106
839	*	COMSYS IT Partners, Inc	15
2,398	*	Concur Technologies, Inc	98
1,230	*	Constant Contact, Inc	29
5,793	*	Convergys Corp	71
1,115	*	CoStar Group, Inc	46
1,511	*	CSG Systems International, Inc	32
3,935	*	Cybersource Corp	69
2,053	*	DealerTrack Holdings, Inc	35
3,060		Deluxe Corp	59
718	*	Dice Holdings, Inc	5
2,231	*	Digital River, Inc	68
1,448	*	DivX, Inc	10
1,061	*	Double-Take Software, Inc	9
1,943		DST Systems, Inc	81
311	*	Dynamics Research Corp	3
1,500	*	DynCorp International, Inc (Class A)	17
6,551		Earthlink, Inc	56
62,814	*	eBay, Inc	1,693
1,125	*	Ebix, Inc	18
1,837	*	Echelon Corp	16
2,985	*	Eclipsys Corp	59
1,000		Electro Rent Corp	13
3,012	*	Electronics for Imaging, Inc	35
3,122	*	Epicor Software Corp	30
2,131	*	EPIQ Systems, Inc	26
7,089		Equifax, Inc	254
4,575	*	Evergreen Energy, Inc	1
1,283	*	ExlService Holdings, Inc	21
10,599		Expedia, Inc	265
4,326	*	F5 Networks, Inc	266
2,331		Factset Research Systems, Inc	171
2,596		Fair Isaac Corp	66
2,479	*	FalconStor Software, Inc	9
18,331		Fidelity National Information Services, Inc	430
8,654	*	Fiserv, Inc	439
983	*	Forrester Research, Inc	30
3,651	*	Gartner, Inc	81
2,712	*	Global Cash Access, Inc	22
882	*	Global Sources Ltd	6
13,348	*	Google, Inc (Class A)	7,568
920	*	GSE Systems, Inc	5
1,293	*	H&E Equipment Services, Inc	14
2,506	*	Hackett Group, Inc	7
2,249		Healthcare Services Group	50
1,893		Heartland Payment Systems, Inc	35
240	*	HeartWare International, Inc	11
1,202		Heidrick & Struggles International, Inc	34
1,403	*	HMS Holdings Corp	72
1,449		iGate Corp	14
2,627	*	IHS, Inc (Class A)	140
1,967	*	infoGROUP, Inc	15
4,859	*	Informatica Corp	131
2,218	*	Infospace, Inc	24
1,446	*	Innerworkings, Inc	8
1,272	*	Innodata Isogen, Inc	5
1,116	*	Integral Systems, Inc	11
2,217		Interactive Data Corp	71
803	*	Interactive Intelligence, Inc	15
3,256	*	Internap Network Services Corp	18
1,292	*	Internet Brands, Inc (Class A)	12
2,646	*	Internet Capital Group, Inc	22
27,952	*	Interpublic Group of Cos, Inc	233
18,000	*	Intuit, Inc	618
1,814	*	inVentiv Health, Inc	41
2,561		Ipass, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,027		Iron Mountain, Inc	$275
4,326		Jack Henry & Associates, Inc	104
1,966	*	JDA Software Group, Inc	55
29,225	*	Juniper Networks, Inc	897
1,200	*	Kelly Services, Inc (Class A)	20
1,544	*	Kenexa Corp	21
941		Keynote Systems, Inc	11
1,774	*	Kforce, Inc	27
1,667	*	Knot, Inc	13
2,700	*	Korn/Ferry International	48
3,348	*	Lamar Advertising Co (Class A)	115
7,959	*	Lawson Software, Inc	53
2,000	*	Limelight Networks, Inc	7
3,304	*	Lionbridge Technologies	12
511	*	Liquidity Services, Inc	6
2,334	*	Liveperson, Inc	18
1,595	*	Manhattan Associates, Inc	41
4,591		Manpower, Inc	262
1,171	*	Mantech International Corp (Class A)	57
1,311		Marchex, Inc (Class B)	7
4,758		Mastercard, Inc (Class A)	1,209
8,855	*	McAfee, Inc	355
5,422	*	Mentor Graphics Corp	43
430,595		Microsoft Corp	12,604
602	*	MicroStrategy, Inc (Class A)	51
2,884	*	ModusLink Global Solutions, Inc	24
4,696	*	MoneyGram International, Inc	18
866	*	Monotype Imaging Holdings, Inc	8
7,154	*	Monster Worldwide, Inc	119
10,509		Moody’s Corp	313
8,584	*	Move, Inc	18
390	*	NCI, Inc (Class A)	12
8,531	*	NCR Corp	118
2,111	*	Ness Technologies, Inc	13
2,227	*	NetFlix, Inc	164
1,792	*	Netscout Systems, Inc	26
720	*	NetSuite, Inc	10
1,690	*	Network Equipment Technologies, Inc	9
2,722		NIC, Inc	21
19,830	*	Novell, Inc	119
13,369	*	Nuance Communications, Inc	222
17,331		Omnicom Group, Inc	673
1,673	*	On Assignment, Inc	12
1,415	*	Online Resources Corp	6
142	*	OpenTable, Inc	5
430		Opnet Technologies, Inc	7
213,410		Oracle Corp	5,482
6,745	*	Parametric Technology Corp	122
1,245		PC-Tel, Inc	8
702		Pegasystems, Inc	26
1,789	*	Perficient, Inc	20
494	*	Pervasive Software, Inc	2
2,266	*	Phase Forward, Inc	30
1,611	*	Phoenix Technologies Ltd	5
1,042	*	Portfolio Recovery Associates, Inc	57
3,214	*	Premiere Global Services, Inc	27
2,454	*	Progress Software Corp	77
774	*	PROS Holdings, Inc	8
1,000		QAD, Inc	5
1,262		Quality Systems, Inc	78
3,911	*	Quest Software, Inc	70
3,708	*	Rackspace Hosting, Inc	69
1,505	*	Radiant Systems, Inc	21
1,200	*	Radisys Corp	11
3,056	*	Raser Technologies, Inc	3
4,340	*	RealNetworks, Inc	21
10,606	*	Red Hat, Inc	310
781		Renaissance Learning, Inc	13
3,420	*	Rent-A-Center, Inc	81
336		Rewards Network, Inc	4
1,505	*	RightNow Technologies, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,200	*	Riskmetrics Group Inc	$27
8,549		Robert Half International, Inc	260
2,146		Rollins, Inc	47
301	*	Rosetta Stone, Inc	7
2,525	*	RSC Holdings, Inc	20
2,512	*	S1 Corp	15
1,356	*	Saba Software, Inc	7
5,997	*	Salesforce.com, Inc	446
5,190		Sapient Corp	47
1,301	*	Smith Micro Software, Inc	11
1,699	*	Sohu.com, Inc	93
380	*	SolarWinds, Inc	8
3,629	*	SonicWALL, Inc	32
14,052	*	Sonus Networks, Inc	37
3,912		Sotheby’s (Class A)	122
1,235	*	Sourcefire, Inc	28
3,429	*	Spherion Corp	27
2,484	*	SRA International, Inc (Class A)	52
511	*	StarTek, Inc	4
1,404	*	Stratasys, Inc	34
2,028	*	SuccessFactors, Inc	39
2,697	*	SupportSoft, Inc	9
4,737	*	Sybase, Inc	221
1,853	*	SYKES Enterprises, Inc	42
45,479	*	Symantec Corp	769
1,133	*	Synchronoss Technologies, Inc	22
976	*	SYNNEX Corp	29
7,658	*	Synopsys, Inc	171
784		Syntel, Inc	30
4,650		Take-Two Interactive Software, Inc	46
1,034		TAL International Group, Inc	21
1,688	*	Taleo Corp (Class A)	44
798	*	TechTarget, Inc	4
2,030	*	TeleTech Holdings, Inc	35
590		Textainer Group Holdings Ltd	13
4,249	*	THQ, Inc	30
10,393	*	TIBCO Software, Inc	112
720	*	Tier Technologies, Inc	6
1,534	*	TNS, Inc	34
9,538		Total System Services, Inc	149
1,590	*	TradeStation Group, Inc	11
2,933	*	TrueBlue, Inc	45
1,541	*	Ultimate Software Group, Inc	51
571	*	Unica Corp	5
2,353	*	Unisys Corp	82
4,557		United Online, Inc	34
3,113	*	United Rentals, Inc	29
4,819	*	Valueclick, Inc	49
1,577	*	Vasco Data Security International	13
10,928	*	VeriSign, Inc	284
1,286		Viad Corp	26
620	*	Virtusa Corp	6
25,090		Visa, Inc (Class A)	2,284
2,790	*	VMware, Inc (Class A)	149
792	*	Vocus, Inc	13
858	*	Volt Information Sciences, Inc	9
2,700	*	WebMD Health Corp (Class A)	125
2,713	*	Websense, Inc	62
1,627	*	Website Pros, Inc	9
66,860	*	Yahoo!, Inc	1,105

		TOTAL BUSINESS SERVICES	55,426

CHEMICALS AND ALLIED PRODUCTS - 11.3%
86,263		Abbott Laboratories	4,544
357	*	Abraxis Bioscience, Inc	18
2,329	*	Acorda Therapeutics, Inc	80
2,757	*	Adolor Corp	5
11,578		Air Products & Chemicals, Inc	856
1,600	*	Albany Molecular Research, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,362		Albemarle Corp	$229
4,324		Alberto-Culver Co	113
5,008	*	Alexion Pharmaceuticals, Inc	272
5,676	*	Alkermes, Inc	74
3,435	*	Allos Therapeutics, Inc	26
2,039	*	Alnylam Pharmaceuticals, Inc	35
968	*	AMAG Pharmaceuticals, Inc	34
3,695	*	American Oriental Bioengineering, Inc	15
928		American Vanguard Corp	8
56,483	*	Amgen, Inc	3,375
861	*	Amicus Therapeutics, Inc	3
1,500		Arch Chemicals, Inc	52
803	*	Ardea Biosciences, Inc	15
4,523	*	Arena Pharmaceuticals, Inc	14
2,036	*	Arqule, Inc	12
3,660	*	Array Biopharma, Inc	10
1,157	*	ARYx Therapeutics, Inc	1
2,455	*	Auxilium Pharmaceuticals, Inc	76
3,528	*	AVANIR Pharmaceuticals, Inc	8
5,963		Avery Dennison Corp	217
4,441	*	AVI BioPharma, Inc	5
24,050		Avon Products, Inc	815
1,755		Balchem Corp	43
1,205	*	BioCryst Pharmaceuticals, Inc	8
2,657	*	Biodel, Inc	11
14,962	*	Biogen Idec, Inc	858
5,913	*	BioMarin Pharmaceuticals, Inc	138
723	*	BioMimetic Therapeutics, Inc	10
215	*	Biospecifics Technologies Corp	6
95,685		Bristol-Myers Squibb Co	2,555
3,844		Cabot Corp	117
1,015	*	Cadence Pharmaceuticals, Inc	9
2,978	*	Calgon Carbon Corp	51
1,815	*	Cambrex Corp	7
631	*	Caraco Pharmaceutical Laboratories Ltd	4
8,280		Celanese Corp (Series A)	264
26,138	*	Celgene Corp	1,620
25,926	*	Cell Therapeutics, Inc	14
919	*	Celldex Therapeutics, Inc	6
4,087	*	Cephalon, Inc	277
2,774		CF Industries Holdings, Inc	253
3,876	*	Charles River Laboratories International, Inc	152
167		Chase Corp	2
3,500	*	Chelsea Therapeutics International, Inc	12
1,739	*	China Precision Steel, Inc	4
425	*	China-Biotics, Inc	8
3,895		Church & Dwight Co, Inc	261
7,777		Clorox Co	499
27,888		Colgate-Palmolive Co	2,378
318	*	Cornerstone Therapeutics, Inc	2
3,539	*	Cubist Pharmaceuticals, Inc	80
3,574	*	Curis, Inc	11
2,618	*	Cypress Bioscience, Inc	13
2,828		Cytec Industries, Inc	132
1,702	*	Cytokinetics, Inc	5
1,586	*	Cytori Therapeutics, Inc	7
6,715	*	Dendreon Corp	245
5,095	*	Discovery Laboratories, Inc	3
62,552		Dow Chemical Co	1,850
50,410		Du Pont (E.I.) de Nemours & Co	1,877
3,494	*	Durect Corp	11
4,207		Eastman Chemical Co	268
13,044		Ecolab, Inc	573
56,654		Eli Lilly & Co	2,052
1,704	*	Elizabeth Arden, Inc	31
834	*	Emergent Biosolutions, Inc	14
3,047	*	Enzon Pharmaceuticals, Inc	31
5,935		Estee Lauder Cos (Class A)	385
1,469	*	Facet Biotech Corp	40
867		Female Health Co	6
5,613		Ferro Corp	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

1SHARES		COMPANY	VALUE (000)

4,044		FMC Corp	$245
16,834	*	Forest Laboratories, Inc	528
15,201	*	Genzyme Corp	788
4,973	*	Geron Corp	28
50,923	*	Gilead Sciences, Inc	2,316
818	*	GTx, Inc	3
2,901		H.B. Fuller Co	67
3,942	*	Halozyme Therapeutics, Inc	31
316		Hawkins, Inc	8
6,449	*	Hemispherx Biopharma, Inc	5
458	*	Hi-Tech Pharmacal Co, Inc	10
8,965	*	Hospira, Inc	508
10,474	*	Human Genome Sciences, Inc	316
8,858		Huntsman Corp	107
2,326		ICO, Inc	19
861	*	Idenix Pharmaceuticals, Inc	2
1,248	*	Idera Pharmaceuticals, Inc	8
3,505	*	Idexx Laboratories, Inc	202
4,242	*	Immucor, Inc	95
2,900	*	Immunogen, Inc	23
3,365	*	Impax Laboratories, Inc	60
782		Innophos Holdings, Inc	22
1,460		Innospec, Inc	17
2,484	*	Inspire Pharmaceuticals, Inc	15
353		Inter Parfums, Inc	5
2,107	*	InterMune, Inc	94
4,077		International Flavors & Fragrances, Inc	194
4,629	*	Inverness Medical Innovations, Inc	180
2,531	*	Javelin Pharmaceuticals, Inc	3
154,002		Johnson & Johnson	10,041
322		Kaiser Aluminum Corp	12
14,611	*	King Pharmaceuticals, Inc	172
1,077		Koppers Holdings, Inc	30
2,481	*	KV Pharmaceutical Co (Class A)	4
1,289	*	Landec Corp	9
9,809	*	Life Technologies Corp	513
5,552	*	Ligand Pharmaceuticals, Inc (Class B)	10
3,637		Lubrizol Corp	334
987		Mannatech, Inc	3
2,990	*	MannKind Corp	20
444	*	MAP Pharmaceuticals, Inc	7
2,033		Martek Biosciences Corp	46
3,315	*	Medicines Co	26
3,427		Medicis Pharmaceutical Corp (Class A)	86
721	*	Medifast, Inc	18
1,640	*	Medivation, Inc	17
170,330		Merck & Co, Inc	6,362
2,420		Meridian Bioscience, Inc	49
2,296	*	Micromet, Inc	19
1,139		Minerals Technologies, Inc	59
1,009	*	Molecular Insight Pharmaceuticals, Inc	1
1,926	*	Momenta Pharmaceuticals, Inc	29
30,430		Monsanto Co	2,173
8,966		Mosaic Co	545
17,265	*	Mylan Laboratories, Inc	392
1,277	*	Myriad Pharmaceuticals, Inc	6
4,000	*	Nabi Biopharmaceuticals	22
8,034		Nalco Holding Co	195
3,157	*	NBTY, Inc	151
2,526	*	Neurocrine Biosciences, Inc	6
1,300	*	NeurogesX, Inc	12
620		NewMarket Corp	64
563		NL Industries, Inc	5
4,336	*	Novavax, Inc	10
2,860	*	NPS Pharmaceuticals, Inc	14
602	*	Nutraceutical International Corp	9
1,070	*	Obagi Medical Products, Inc	13
4,620		Olin Corp	91
1,818	*	OM Group, Inc	62
2,250	*	Omnova Solutions, Inc	18
224	*	OncoGenex Pharmaceutical, Inc	5
3,401	*	Onyx Pharmaceuticals, Inc	103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,904	*	Opko Health, Inc	$4
1,463	*	Optimer Pharmaceuticals, Inc	18
2,901	*	OraSure Technologies, Inc	17
1,180	*	Orexigen Therapeutics, Inc	7
3,451	*	OSI Pharmaceuticals, Inc	206
807	*	Osiris Therapeutics, Inc	6
7,136	*	Pactiv Corp	180
1,792	*	Pain Therapeutics, Inc	11
2,230	*	Par Pharmaceutical Cos, Inc	55
3,406	*	Parexel International Corp	79
7,263		PDL BioPharma, Inc	45
4,687		Perrigo Co	275
1,182		PetMed Express, Inc	26
451,725		Pfizer, Inc	7,747
927	*	Pharmasset, Inc	25
1,726	*	PharMerica Corp	31
6,365	*	PolyOne Corp	65
1,351	*	Poniard Pharmaceuticals, Inc	2
1,425	*	Pozen, Inc	14
9,120		PPG Industries, Inc	596
17,100		Praxair, Inc	1,419
1,891	*	Prestige Brands Holdings, Inc	17
162,869		Procter & Gamble Co	10,305
1,419	*	Progenics Pharmaceuticals, Inc	8
1,925	*	Protalix BioTherapeutics, Inc	13
3,271	*	Questcor Pharmaceuticals, Inc	27
1,788	*	Quidel Corp	26
991	*	Revlon, Inc (Class A)	15
2,609	*	Rockwood Holdings, Inc	69
7,403		RPM International, Inc	158
2,502	*	Salix Pharmaceuticals Ltd	93
2,882	*	Santarus, Inc	16
1,987	*	Sciclone Pharmaceuticals, Inc	7
2,294		Scotts Miracle-Gro Co (Class A)	106
3,875	*	Seattle Genetics, Inc	46
3,020		Sensient Technologies Corp	88
5,423		Sherwin-Williams Co	367
1,470	*	SIGA Technologies, Inc	10
6,711		Sigma-Aldrich Corp	360
6,548	*	Solutia, Inc	105
1,869	*	Spectrum Pharmaceuticals, Inc	9
5,802	*	StemCells, Inc	7
500		Stepan Co	28
620	*	Sucampo Pharmaceuticals, Inc (Class A)	2
2,656	*	SuperGen, Inc	8
900	*	SurModics, Inc	19
3,072	*	Theravance, Inc	41
1,248	*	Ulta Salon Cosmetics & Fragrance, Inc	28
2,600	*	United Therapeutics Corp	144
555	*	USANA Health Sciences, Inc	17
5,759	*	USEC, Inc	33
3,766	*	Valeant Pharmaceuticals International	162
5,893		Valspar Corp	174
1,501	*	Vanda Pharmaceuticals, Inc	17
11,020	*	Vertex Pharmaceuticals, Inc	450
2,010	*	Vical, Inc	7
4,346	*	Viropharma, Inc	59
5,632	*	Watson Pharmaceuticals, Inc	235
893		Westlake Chemical Corp	23
4,332	*	WR Grace & Co	120
1,508	*	Xenoport, Inc	14
2,399	*	Zymogenetics, Inc	14

		TOTAL CHEMICALS AND ALLIED PRODUCTS	80,114

COAL MINING - 0.3%
6,937	*	Alpha Natural Resources, Inc	346
9,376		Arch Coal, Inc	214
1,710	*	Cloud Peak Energy, Inc	29
10,252		Consol Energy, Inc	437
5,722	*	International Coal Group, Inc	26
1,514	*	James River Coal Co	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,837		Massey Energy Co	$253
14,910		Peabody Energy Corp	682
570	*	Westmoreland Coal Co	7

		TOTAL COAL MINING	2,018

COMMUNICATIONS - 4.0%
650	*	AboveNet, Inc	33
3,405		Adtran, Inc	90
2,743		Alaska Communications Systems Group, Inc	22
22,163	*	American Tower Corp (Class A)	944
1,540	*	Anixter International, Inc	72
6,179	*	AOL, Inc	156
3,054	*	Aruba Networks, Inc	42
329,574		AT&T, Inc	8,516
389		Atlantic Tele-Network, Inc	18
1,206	*	Audiovox Corp (Class A)	9
2,522	*	Brightpoint, Inc	19
13,439		Cablevision Systems Corp (Class A)	324
1,140	*	Cbeyond Communications, Inc	16
33,887		CBS Corp (Class B)	472
2,093	*	Central European Media Enterprises Ltd (Class A)	61
16,209		CenturyTel, Inc	575
11,188	*	Cincinnati Bell, Inc	38
4,026	*	Clearwire Corp (Class A)	29
160,374		Comcast Corp (Class A)	3,018
1,571		Consolidated Communications Holdings, Inc	30
16,424	*	Crown Castle International Corp	628
1,802	*	Crown Media Holdings, Inc (Class A)	3
2,127		CTC Media, Inc	37
978	*	DG FastChannel, Inc	31
560	*	DigitalGlobe, Inc	16
54,776	*	DIRECTV	1,852
10,540		DISH Network Corp (Class A)	219
2,122	*	Equinix, Inc	207
354		Fisher Communications, Inc	5
18,434		Frontier Communications Corp	137
2,838	*	General Communication, Inc (Class A)	16
1,077	*	GeoEye, Inc	32
2,003	*	Global Crossing Ltd	30
4,388		Global Payments, Inc	200
394		HickoryTech Corp	4
396	*	Hughes Communications, Inc	11
5,214	*	IAC/InterActiveCorp	119
1,487	*	inContact, Inc	4
1,874		Iowa Telecommunications Services, Inc	31
2,455	*	j2 Global Communications, Inc	57
1,587	*	Knology, Inc	21
3,287	*	Leap Wireless International, Inc	54
93,633	*	Level 3 Communications, Inc	152
14,820	*	Liberty Global, Inc (Class A)	432
4,683	*	Liberty Media Corp - Capital (Series A)	170
2,896	*	Liberty Media Corp - Starz	158
34,198	*	Liberty Media Holding Corp (Interactive A)	524
1,798	*	Lin TV Corp (Class A)	10
1,113	*	Lodgenet Entertainment Corp	8
2,813	*	Mastec, Inc	35
2,161	*	Mediacom Communications Corp (Class A)	13
14,563	*	MetroPCS Communications, Inc	103
4,399	*	NeuStar, Inc (Class A)	111
1,871	*	Neutral Tandem, Inc	30
9,174	*	NII Holdings, Inc (Class B)	382
1,922	*	Novatel Wireless, Inc	13
1,715		NTELOS Holdings Corp	31
7,414	*	PAETEC Holding Corp	35
96		Preformed Line Products Co	4
83,584		Qwest Communications International, Inc	436
1,881	*	RCN Corp	28
1,951	*	SAVVIS, Inc	32
6,566	*	SBA Communications Corp (Class A)	237
1,404		Shenandoah Telecom Co	26
3,111	*	Sinclair Broadcast Group, Inc (Class A)	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
161,298	*	Sprint Nextel Corp	$613
412	*	SureWest Communications	4
1,117	*	Switch & Data Facilities Co, Inc	20
3,641	*	Syniverse Holdings, Inc	71
1,946	*	TeleCommunication Systems, Inc (Class A)	14
4,991		Telephone & Data Systems, Inc	169
3,069	*	Terremark Worldwide, Inc	22
19,654		Time Warner Cable, Inc	1,048
5,735	*	TiVo, Inc	98
432	*	US Cellular Corp	18
1,642		USA Mobility, Inc	21
158,543		Verizon Communications, Inc	4,918
24,864		Windstream Corp	271

		TOTAL COMMUNICATIONS	28,471

DEPOSITORY INSTITUTIONS - 7.7%
1,117		1st Source Corp	20
1,011		Abington Bancorp, Inc	8
243		Alliance Financial Corp	7
837		American National Bankshares, Inc	17
872		Ameris Bancorp	8
387		Ames National Corp	8
543		Arrow Financial Corp	15
9,712		Associated Banc-Corp	134
4,208		Astoria Financial Corp	61
140		Auburn National Bancorporation, Inc	3
520		Bancfirst Corp	22
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	22
88		Bancorp Rhode Island, Inc	2
5,040		Bancorpsouth, Inc	106
2,688		Bank Mutual Corp	17
556,104		Bank of America Corp	9,926
2,893		Bank of Hawaii Corp	130
164		Bank of Kentucky Financial Corp	3
288		Bank of Marin Bancorp	10
66,664		Bank of New York Mellon Corp	2,059
638		Bank of the Ozarks, Inc	22
1,599		BankFinancial Corp	15
4,977		Banner Corp	19
169		Bar Harbor Bankshares	5
38,679		BB&T Corp	1,253
1,950	*	Beneficial Mutual Bancorp, Inc	19
636		Berkshire Hills Bancorp, Inc	12
1,341		BOK Financial Corp	70
3,543		Boston Private Financial Holdings, Inc	26
354		Bridge Bancorp, Inc	8
3,927		Brookline Bancorp, Inc	42
397		Bryn Mawr Bank Corp	7
460		Camden National Corp	15
831		Capital City Bank Group, Inc	12
1,224		Capitol Federal Financial	46
1,503		Cardinal Financial Corp	16
398		Cass Information Systems, Inc	12
2,416		Cathay General Bancorp	28
676		Center Bancorp, Inc	6
519		Centerstate Banks of Florida, Inc	6
1,887	*	Central Pacific Financial Corp	3
152		Century Bancorp, Inc	3
1,616		Chemical Financial Corp	38
354	*	Chicopee Bancorp, Inc	5
1,058,831	*	Citigroup, Inc	4,288
533		Citizens & Northern Corp	7
225		Citizens Holding Co	6
4,633	*	Citizens Republic Bancorp, Inc	5
923		City Holding Co	32
2,532		City National Corp	137
875		Clifton Savings Bancorp, Inc	8
498		CNB Financial Corp	8
675		CoBiz, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,059		Columbia Banking System, Inc	$22
8,844		Comerica, Inc	336
3,258		Commerce Bancshares, Inc	134
2,024		Community Bank System, Inc	46
1,003		Community Trust Bancorp, Inc	27
3,071		Cullen/Frost Bankers, Inc	171
4,428		CVB Financial Corp	44
1,609		Dime Community Bancshares	20
1,322	*	Dollar Financial Corp	32
559	*	Eagle Bancorp, Inc	7
6,206		East West Bancorp, Inc	108
282		Enterprise Bancorp, Inc	3
512		Enterprise Financial Services Corp	6
466		ESB Financial Corp	6
1,035		ESSA Bancorp, Inc	13
2,804	*	Euronet Worldwide, Inc	52
377		Farmers Capital Bank Corp	3
44,822		Fifth Third Bancorp	609
664		Financial Institutions, Inc	10
720		First Bancorp (NC)	10
4,676		First Bancorp (Puerto Rico)	11
498		First Bancorp, Inc	8
1,530		First Busey Corp	7
341		First Citizens Bancshares, Inc (Class A)	68
4,700		First Commonwealth Financial Corp	32
680		First Community Bancshares, Inc	8
364		First Defiance Financial Corp	4
2,359		First Financial Bancorp	42
1,243		First Financial Bankshares, Inc	64
903		First Financial Corp	26
600		First Financial Holdings, Inc	9
1,374		First Financial Northwest, Inc	9
214		First Financial Service Corp	2
12,502	*	First Horizon National Corp	176
1,238		First Merchants Corp	9
2,914		First Midwest Bancorp, Inc	40
10,093		First Niagara Financial Group, Inc	144
288		First of Long Island Corp	7
504		First South Bancorp, Inc	6
4,068		FirstMerit Corp	88
1,967	*	Flagstar Bancorp, Inc	1
1,105		Flushing Financial Corp	14
5,502		FNB Corp	45
10,974		Fulton Financial Corp	112
602		German American Bancorp, Inc	9
3,468		Glacier Bancorp, Inc	53
500		Great Southern Bancorp, Inc	11
3,800	*	Guaranty Bancorp	6
1,035		Hampton Roads Bankshares, Inc	2
1,586		Hancock Holding Co	66
1,911		Harleysville National Corp	13
928		Heartland Financial USA, Inc	15
228	*	Heritage Financial Corp	3
504	*	Home Bancorp, Inc	7
765		Home Bancshares, Inc	20
821		Home Federal Bancorp, Inc	12
26,331		Hudson City Bancorp, Inc	373
41,767		Huntington Bancshares, Inc	224
1,168		IBERIABANK Corp	70
1,031		Independent Bank Corp	25
3,295		International Bancshares Corp	76
2,034	*	Investors Bancorp, Inc	27
221,791		JPMorgan Chase & Co	9,925
1,441		Kearny Financial Corp	15
50,637		Keycorp	392
1,025		Lakeland Bancorp, Inc	9
734		Lakeland Financial Corp	14
446		Legacy Bancorp, Inc	4
4,255		M&T Bank Corp	338
731		MainSource Financial Group, Inc	5
30,822		Marshall & Ilsley Corp	248
2,236		MB Financial, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

273		Merchants Bancshares, Inc	$6
249	*	Meridian Interstate Bancorp, Inc	3
265		Midsouth Bancorp, Inc	4
1,144	*	Nara Bancorp, Inc	10
206		NASB Financial, Inc	5
782		National Bankshares, Inc	21
4,881		National Penn Bancshares, Inc	34
2,152		NBT Bancorp, Inc	49
2,399	*	Net 1 UEPS Technologies, Inc	44
23,950		New York Community Bancorp, Inc	396
6,972		NewAlliance Bancshares, Inc	88
13,719		Northern Trust Corp	758
1,192		Northfield Bancorp, Inc	17
349		Northrim BanCorp, Inc	6
3,017		Northwest Bancshares, Inc	35
508		OceanFirst Financial Corp	6
228		Ohio Valley Banc Corp	5
3,801		Old National Bancorp	45
799		Old Second Bancorp, Inc	5
700	*	OmniAmerican Bancorp, Inc	8
1,295		Oriental Financial Group, Inc	18
713		Oritani Financial Corp	11
587		Orrstown Financial Services, Inc	15
2,744		Pacific Capital Bancorp	5
611		Pacific Continental Corp	6
1,486		PacWest Bancorp	34
688		Park National Corp	43
523		Peapack Gladstone Financial Corp	8
221		Penns Woods Bancorp, Inc	7
259	*	Pennsylvania Commerce Bancorp, Inc	4
595		Peoples Bancorp, Inc	10
759		Peoples Financial Corp	11
20,744		People’s United Financial, Inc	324
1,254	*	Pinnacle Financial Partners, Inc	19
28,998		PNC Financial Services Group, Inc	1,731
34,435		Popular, Inc	100
3,702		Premierwest Bancorp	2
1,858		PrivateBancorp, Inc	25
2,398		Prosperity Bancshares, Inc	98
3,936		Provident Financial Services, Inc	47
2,753		Provident New York Bancorp	26
65,194		Regions Financial Corp	512
1,026		Renasant Corp	17
612		Republic Bancorp, Inc (Class A)	12
598		Rockville Financial, Inc	7
629		Roma Financial Corp	8
1,211		S&T Bancorp, Inc	25
846		S.Y. Bancorp, Inc	19
1,000		Sandy Spring Bancorp, Inc	15
357	*	Santander BanCorp	4
605		SCBT Financial Corp	22
514		Shore Bancshares, Inc	7
370		Sierra Bancorp	5
2,493	*	Signature Bank	92
1,066		Simmons First National Corp (Class A)	29
581		Smithtown Bancorp, Inc	2
3,737		South Financial Group, Inc	3
794		Southside Bancshares, Inc	17
740		Southwest Bancorp, Inc	6
856		State Bancorp, Inc	7
27,576		State Street Corp	1,245
1,347		StellarOne Corp	18
1,199		Sterling Bancorp	12
4,189		Sterling Bancshares, Inc	23
3,133	*	Sterling Financial Corp	2
701		Suffolk Bancorp	22
643	*	Sun Bancorp, Inc	3
28,165		SunTrust Banks, Inc	755
4,965		Susquehanna Bancshares, Inc	49
2,402	*	SVB Financial Group	112
21,543		Synovus Financial Corp	71
6,992		TCF Financial Corp	111

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

700		Territorial Bancorp, Inc	$13
1,877	*	Texas Capital Bancshares, Inc	36
4,491		TFS Financial Corp	60
596	*	The Bancorp, Inc	5
429		Tompkins Trustco, Inc	16
192		Tower Bancorp, Inc	5
1,219		TowneBank	17
726		Trico Bancshares	14
5,202		Trustco Bank Corp NY	32
3,802		Trustmark Corp	93
1,859		UMB Financial Corp	76
3,609		Umpqua Holdings Corp	48
814		Union Bankshares Corp	12
2,414		United Bankshares, Inc	63
2,208	*	United Community Banks, Inc	10
1,056		United Financial Bancorp, Inc	15
354		United Security Bancshares	5
792		Univest Corp of Pennsylvania	15
105,857		US Bancorp	2,740
8,225		Valley National Bancorp	126
690		ViewPoint Financial Group	11
408		Washington Banking Co	5
5,275		Washington Federal, Inc	107
881		Washington Trust Bancorp, Inc	16
681	*	Waterstone Financial, Inc	2
3,232		Webster Financial Corp	57
289,675		Wells Fargo & Co	9,015
1,534		WesBanco, Inc	25
997		West Bancorporation, Inc	7
1,616		Westamerica Bancorporation	93
2,587	*	Western Alliance Bancorp	15
39,175		Western Union Co	664
1,313		Westfield Financial, Inc	12
4,160		Whitney Holding Corp	57
4,204		Wilmington Trust Corp	70
980		Wilshire Bancorp, Inc	11
1,580		Wintrust Financial Corp	59
320		WSFS Financial Corp	13
709		Yadkin Valley Financial Corp	3
8,174		Zions Bancorporation	178

		TOTAL DEPOSITORY INSTITUTIONS	54,506

EATING AND DRINKING PLACES - 1.1%
1,322	*	AFC Enterprises	14
536	*	Benihana, Inc	4
896	*	BJ’s Restaurants, Inc	21
1,700		Bob Evans Farms, Inc	53
5,750		Brinker International, Inc	111
937	*	Buffalo Wild Wings, Inc	45
5,442		Burger King Holdings, Inc	116
1,465	*	California Pizza Kitchen, Inc	25
1,126		CBRL Group, Inc	52
1,296	*	CEC Entertainment, Inc	49
3,164	*	Cheesecake Factory	86
1,898	*	Chipotle Mexican Grill, Inc (Class A)	214
3,114		CKE Restaurants, Inc	34
7,745		Darden Restaurants, Inc	345
6,036	*	Denny’s Corp	23
1,061	*	DineEquity, Inc	42
2,437	*	Domino’s Pizza, Inc	33
3,441	*	Jack in the Box, Inc	81
3,561	*	Krispy Kreme Doughnuts, Inc	14
714	*	Landry’s Restaurants, Inc	13
604	*	Luby’s, Inc	2
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	8
61,650		McDonald’s Corp	4,113
1,279	*	O’Charleys, Inc	11
1,438	*	Papa John’s International, Inc	37
1,531	*	PF Chang’s China Bistro, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

957	*	Red Robin Gourmet Burgers, Inc	$23
3,070	*	Ruby Tuesday, Inc	32
800	*	Ruth’s Chris Steak House, Inc	4
3,411	*	Sonic Corp	38
41,458	*	Starbucks Corp	1,006
84	*	Steak N Shake Co	32
3,228	*	Texas Roadhouse, Inc (Class A)	45
21,547		Wendy’s/Arby’s Group, Inc (Class A)	108
25,692		Yum! Brands, Inc	985

		TOTAL EATING AND DRINKING PLACES	7,887

EDUCATIONAL SERVICES - 0.2%
960	*	American Public Education, Inc	45
7,294	*	Apollo Group, Inc (Class A)	447
598	*	Bridgepoint Education, Inc	15
3,445	*	Career Education Corp	109
1,613	*	ChinaCast Education Corp	12
4,367	*	Corinthian Colleges, Inc	77
3,474		DeVry, Inc	226
1,290	*	Education Management Corp	28
752	*	Grand Canyon Education, Inc	20
1,954	*	ITT Educational Services, Inc	220
1,265	*	K12, Inc	28
522	*	Learning Tree International, Inc	7
425	*	Lincoln Educational Services Corp	11
705	*	Princeton Review, Inc	2
774		Strayer Education, Inc	188
1,448	*	Universal Technical Institute, Inc	33

		TOTAL EDUCATIONAL SERVICES	1,468

ELECTRIC, GAS, AND SANITARY SERVICES - 4.0%
37,629	*	AES Corp	414
4,012		AGL Resources, Inc	155
9,236		Allegheny Energy, Inc	212
1,693		Allete, Inc	57
5,798		Alliant Energy Corp	193
12,327		Ameren Corp	322
928		American Ecology Corp	15
26,983		American Electric Power Co, Inc	922
1,100		American States Water Co	38
3,788		American Water Works Co, Inc	82
7,429		Aqua America, Inc	131
366		Artesian Resources Corp	6
5,341		Atmos Energy Corp	153
3,100		Avista Corp	64
2,253		Black Hills Corp	68
1,013		California Water Service Group	38
19,809	*	Calpine Corp	236
21,546		Centerpoint Energy, Inc	309
616		Central Vermont Public Service Corp	12
563		CH Energy Group, Inc	23
551		Chesapeake Utilities Corp	16
2,445	*	Clean Energy Fuels Corp	56
1,182	*	Clean Harbors, Inc	66
3,305		Cleco Corp	88
12,385		CMS Energy Corp	191
518		Connecticut Water Service, Inc	12
15,554		Consolidated Edison, Inc	693
892		Consolidated Water Co, Inc	12
10,238		Constellation Energy Group, Inc	359
6,781	*	Covanta Holding Corp	113
2,304		Crosstex Energy, Inc	20
32,908		Dominion Resources, Inc	1,353
6,760		DPL, Inc	184
9,170		DTE Energy Co	409
71,945		Duke Energy Corp	1,174
29,653	*	Dynegy, Inc (Class A)	37
18,021		Edison International	616
40,535		El Paso Corp	439

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,788	*	El Paso Electric Co	$57
1,913		Empire District Electric Co	34
3,865		Energen Corp	180
4,206		EnergySolutions, Inc	27
670	*	EnerNOC, Inc	20
10,948		Entergy Corp	891
36,834		Exelon Corp	1,614
17,224		FirstEnergy Corp	673
23,254		FPL Group, Inc	1,124
7,294		Great Plains Energy, Inc	135
5,035		Hawaiian Electric Industries, Inc	113
2,540		Idacorp, Inc	88
4,488		Integrys Energy Group, Inc	213
2,892		ITC Holdings Corp	159
1,400		Laclede Group, Inc	47
10,015		MDU Resources Group, Inc	216
1,500		MGE Energy, Inc	53
813		Middlesex Water Co	14
7,736	*	Mirant Corp	84
3,948		National Fuel Gas Co	200
2,548		New Jersey Resources Corp	96
2,750		Nicor, Inc	115
14,876		NiSource, Inc	235
9,705		Northeast Utilities	268
1,384		Northwest Natural Gas Co	65
2,408		NorthWestern Corp	65
15,125	*	NRG Energy, Inc	316
5,898		NSTAR	209
13,561		NV Energy, Inc	167
5,507		OGE Energy Corp	214
5,802		Oneok, Inc	265
1,079		Ormat Technologies, Inc	30
1,956		Otter Tail Corp	43
248		Pennichuck Corp	6
11,870		Pepco Holdings, Inc	204
2,981	*	Perma-Fix Environmental Services	7
20,426		PG&E Corp	866
975	*	Pico Holdings, Inc	36
4,286		Piedmont Natural Gas Co, Inc	118
1,025	*	Pike Electric Corp	10
5,639		Pinnacle West Capital Corp	213
4,367		PNM Resources, Inc	55
3,954		Portland General Electric Co	76
20,819		PPL Corp	577
15,372		Progress Energy, Inc	605
5,000	*	Progress Energy, Inc (CVO)	1
28,076		Public Service Enterprise Group, Inc	829
9,749		Questar Corp	421
20,883	*	Reliant Energy, Inc	77
18,454		Republic Services, Inc	536
1,126		Resource America, Inc (Class A)	5
6,675		SCANA Corp	251
13,435		Sempra Energy	670
1,020		SJW Corp	26
1,559		South Jersey Industries, Inc	65
43,804		Southern Co	1,453
6,440		Southern Union Co	163
2,572		Southwest Gas Corp	77
1,025		Southwest Water Co	11
4,708	*	Stericycle, Inc	257
12,829		TECO Energy, Inc	204
5,991		UGI Corp	159
1,633		UIL Holdings Corp	45
2,373		Unisource Energy Corp	75
597		Unitil Corp	14
4,559		Vectren Corp	113
4,252	*	Waste Connections, Inc	144
27,541		Waste Management, Inc	948
1,458	*	Waste Services, Inc	14
5,819		Westar Energy, Inc	130
2,570		WGL Holdings, Inc	89
32,374		Williams Cos, Inc	748

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,514		Wisconsin Energy Corp	$322
25,637		Xcel Energy, Inc	544
672		York Water Co	9

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	28,491

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.5%
1,200	*	A123 Systems, Inc	16
2,080	*	Acme Packet, Inc	40
1,556	*	Actel Corp	22
2,435		Acuity Brands, Inc	103
7,209	*	Adaptec, Inc	24
5,670	*	ADC Telecommunications, Inc	41
2,343	*	Advanced Analogic Technologies, Inc	8
2,485	*	Advanced Battery Technologies, Inc	10
2,251	*	Advanced Energy Industries, Inc	37
31,257	*	Advanced Micro Devices, Inc	290
937	*	Airvana, Inc	7
16,406		Altera Corp	399
2,495	*	American Superconductor Corp	72
6,297		Ametek, Inc	261
6,298	*	Amkor Technology, Inc	44
9,591		Amphenol Corp (Class A)	405
3,097	*	Anadigics, Inc	15
16,068		Analog Devices, Inc	463
49,919	*	Apple Computer, Inc	11,727
4,253	*	Applied Micro Circuits Corp	37
760		Applied Signal Technology, Inc	15
7,420	*	Arris Group, Inc	89
886	*	Ascent Solar Technologies, Inc	3
3,496	*	Atheros Communications, Inc	135
26,699	*	Atmel Corp	134
1,909	*	ATMI, Inc	37
8,620	*	Avnet, Inc	259
1,723		AVX Corp	24
723		AZZ, Inc	24
2,797		Baldor Electric Co	105
674		Bel Fuse, Inc (Class B)	14
3,978	*	Benchmark Electronics, Inc	82
1,630	*	BigBand Networks, Inc	6
27,534		Broadcom Corp (Class A)	914
1,663	*	Ceradyne, Inc	38
1,230	*	Ceva, Inc	14
2,350	*	Checkpoint Systems, Inc	52
2,154	*	China BAK Battery, Inc	5
1,638	*	China Security & Surveillance Technology, Inc	13
5,374	*	Ciena Corp	82
322,198	*	Cisco Systems, Inc	8,387
1,497	*	Comtech Telecommunications Corp	48
457	*	CPI International, Inc	6
5,556	*	Cree, Inc	390
2,100		CTS Corp	20
992		Cubic Corp	36
8,640	*	Cypress Semiconductor Corp	99
95,777	*	Dell, Inc	1,438
1,921	*	Diodes, Inc	43
3,020	*	Dolby Laboratories, Inc (Class A)	177
1,909	*	DSP Group, Inc	16
1,127	*	DTS, Inc	38
9,243		Eaton Corp	700
2,451	*	EchoStar Corp (Class A)	50
2,000	*	Electro Scientific Industries, Inc	26
4,389	*	EMCORE Corp	5
956	*	EMS Technologies, Inc	16
3,819	*	Energizer Holdings, Inc	240
2,523	*	Energy Conversion Devices, Inc	20
2,135	*	EnerSys	53
3,090	*	Entropic Communications, Inc	16
10,461	*	Evergreen Solar, Inc	12
2,444	*	Exar Corp	17
3,055	*	Exide Technologies	18
7,399	*	Fairchild Semiconductor International, Inc	79

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,938	*	First Solar, Inc	$360
1,238		Franklin Electric Co, Inc	37
4,152	*	FuelCell Energy, Inc	12
900	*	Generac Holdings, Inc	13
1,197	*	Globecomm Systems, Inc	9
645	*	GP Strategies Corp	5
6,608	*	GrafTech International Ltd	90
1,507	*	Greatbatch, Inc	32
1,470	*	GT Solar International, Inc	8
3,385		Harman International Industries, Inc	158
5,636	*	Harmonic, Inc	36
7,319		Harris Corp	348
3,340	*	Harris Stratex Networks, Inc (Class A)	22
1,865	*	Helen of Troy Ltd	49
133,609		Hewlett-Packard Co	7,101
5,810	*	Hexcel Corp	84
1,175	*	Hittite Microwave Corp	52
1,976	*	Imation Corp	22
5,270	*	Infinera Corp	45
10,127	*	Integrated Device Technology, Inc	62
311,918		Intel Corp	6,943
2,069	*	InterDigital, Inc	58
4,231	*	International Rectifier Corp	97
7,280		Intersil Corp (Class A)	107
1,143	*	IPG Photonics Corp	17
950	*	iRobot Corp	14
1,636	*	IXYS Corp	14
12,458	*	JDS Uniphase Corp	156
6,494		L-3 Communications Holdings, Inc	595
7,863	*	Lattice Semiconductor Corp	29
2,443		Lincoln Electric Holdings, Inc	133
12,418		Linear Technology Corp	351
1,487	*	Littelfuse, Inc	56
732	*	Loral Space & Communications, Inc	26
1,293		LSI Industries, Inc	9
37,862	*	LSI Logic Corp	232
29,029	*	Marvell Technology Group Ltd	592
16,530		Maxim Integrated Products, Inc	320
1,111	*	Maxwell Technologies, Inc	14
11,750	*	MEMC Electronic Materials, Inc	180
1,540	*	Mercury Computer Systems, Inc	21
2,500		Methode Electronics, Inc	25
2,455		Micrel, Inc	26
10,147		Microchip Technology, Inc	286
46,708	*	Micron Technology, Inc	485
4,543	*	Microsemi Corp	79
4,100	*	Microtune, Inc	11
3,290	*	Microvision, Inc	9
2,847	*	MIPS Technologies, Inc	13
7,107		Molex, Inc	148
1,783	*	Monolithic Power Systems, Inc	40
2,537	*	Moog, Inc (Class A)	90
128,851	*	Motorola, Inc	904
555	*	Multi-Fineline Electronix, Inc	14
300		National Presto Industries, Inc	36
12,709		National Semiconductor Corp	184
18,964	*	NetApp, Inc	617
2,026	*	Netlogic Microsystems, Inc	60
4,791	*	Novellus Systems, Inc	120
265	*	NVE Corp	12
30,605	*	Nvidia Corp	532
3,117	*	Omnivision Technologies, Inc	54
23,461	*	ON Semiconductor Corp	188
4,315	*	Openwave Systems, Inc	10
1,210	*	Oplink Communications, Inc	22
1,144	*	OpNext, Inc	3
869	*	OSI Systems, Inc	24
1,250		Park Electrochemical Corp	36
1,392	*	Parkervision, Inc	2
1,447	*	Pericom Semiconductor Corp	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,260	*	Photronics, Inc	$11
2,609		Plantronics, Inc	82
2,396	*	Plexus Corp	86
1,628	*	PLX Technology, Inc	9
13,086	*	PMC - Sierra, Inc	117
4,967	*	Polycom, Inc	152
1,248	*	Polypore International, Inc	22
458	*	Powell Industries, Inc	15
1,592		Power Integrations, Inc	66
4,438	*	Power-One, Inc	19
7,309	*	Powerwave Technologies, Inc	9
7,070	*	QLogic Corp	143
92,391		Qualcomm, Inc	3,879
6,183	*	Rambus, Inc	135
1,083		Raven Industries, Inc	32
1,983		Regal-Beloit Corp	118
14,875	*	RF Micro Devices, Inc	74
1,014	*	Rogers Corp	29
782	*	Rubicon Technology, Inc	16
12,401	*	SanDisk Corp	429
2,893	*	SatCon Technology Corp	7
1,867	*	Seachange International, Inc	13
3,792	*	Semtech Corp	66
2,605	*	ShoreTel, Inc	17
5,145	*	Silicon Image, Inc	15
2,335	*	Silicon Laboratories, Inc	111
5,900	*	Silicon Storage Technology, Inc	18
9,838	*	Skyworks Solutions, Inc	153
3,071	*	Smart Modular Technologies WWH, Inc	24
663	*	Spectrum Control, Inc	8
1,279	*	Standard Microsystems Corp	30
898	*	Stoneridge, Inc	9
5,467	*	Sunpower Corp (Class A)	103
745	*	Supertex, Inc	19
1,213		Sycamore Networks, Inc	24
2,907	*	Symmetricom, Inc	17
1,922	*	Synaptics, Inc	53
2,804		Technitrol, Inc	15
913	*	Techwell, Inc	17
3,400	*	Tekelec	62
2,403		Teleflex, Inc	154
23,240		Tellabs, Inc	176
2,908	*	Tessera Technologies, Inc	59
71,435		Texas Instruments, Inc	1,748
2,807	*	Thomas & Betts Corp	110
3,408	*	Trident Microsystems, Inc	6
8,683	*	Triquint Semiconductor, Inc	61
2,833	*	TTM Technologies, Inc	25
755	*	Ultralife Corp	3
1,466	*	Universal Display Corp	17
932	*	Universal Electronics, Inc	21
3,575	*	US Geothermal, Inc	3
7,742	*	Utstarcom, Inc	22
3,056	*	Valence Technology, Inc	3
4,336	*	Varian Semiconductor Equipment Associates, Inc	144
1,399	*	Viasat, Inc	48
1,471	*	Vicor Corp	20
705	*	Virage Logic Corp	6
10,877	*	Vishay Intertechnology, Inc	111
1,235	*	Volterra Semiconductor Corp	31
4,143		Whirlpool Corp	361
604	*	White Electronic Designs Corp	4
14,723		Xilinx, Inc	375
3,311	*	Zix Corp	8
1,635	*	Zoltek Cos, Inc	16
3,150	*	Zoran Corp	34

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	60,360

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

ENGINEERING AND MANAGEMENT SERVICES - 0.7%
997	*	Accelrys, Inc	$6
1,025	*	Advisory Board Co	32
5,591	*	Aecom Technology Corp	159
609	*	Affymax, Inc	14
8,040	*	Amylin Pharmaceuticals, Inc	181
4,682	*	Ariad Pharmaceuticals, Inc	16
900		CDI Corp	13
4,841	*	Celera Corp	34
1,080	*	comScore, Inc	18
758	*	Cornell Cos, Inc	14
2,117		Corporate Executive Board Co	56
717	*	CRA International, Inc	16
1,108		Diamond Management & Technology Consultants, Inc	9
3,370	*	Dyax Corp	12
2,888	*	eResearch Technology, Inc	20
5,381	*	Exelixis, Inc	33
1,066	*	Exponent, Inc	30
10,189		Fluor Corp	474
691	*	Franklin Covey Co	6
2,145	*	Furmanite Corp	11
3,642	*	Genpact Ltd	61
2,705	*	Gen-Probe, Inc	135
4,285	*	Hewitt Associates, Inc (Class A)	171
1,422	*	Hill International, Inc	8
1,154	*	Huron Consulting Group, Inc	23
449	*	ICF International, Inc	11
4,807	*	Incyte Corp	67
1,026	*	Infinity Pharmaceuticals, Inc	6
7,095	*	Insmed, Inc	8
5,385	*	Isis Pharmaceuticals, Inc	59
6,928	*	Jacobs Engineering Group, Inc	313
8,930		KBR, Inc	198
798	*	Kendle International, Inc	14
584		Landauer, Inc	38
5,020	*	Lexicon Pharmaceuticals, Inc	7
2,138	*	Luminex Corp	36
799		MAXIMUS, Inc	49
1,801	*	Maxygen, Inc	12
13,294	*	McDermott International, Inc	358
445	*	Michael Baker Corp	15
5,380	*	Myriad Genetics, Inc	129
2,873	*	Navigant Consulting, Inc	35
1,729	*	Omnicell, Inc	24
17,918		Paychex, Inc	550
3,815	*	Regeneron Pharmaceuticals, Inc	101
1,803	*	Repligen Corp	7
2,863	*	Resources Connection, Inc	55
2,187	*	Rigel Pharmaceuticals, Inc	17
3,216	*	RTI Biologics, Inc	14
21,785	*	SAIC, Inc	386
2,157	*	Sangamo Biosciences, Inc	12
3,562	*	Savient Pharmaceuticals, Inc	52
2,710	*	Sequenom, Inc	17
4,915	*	Shaw Group, Inc	169
571	*	Stanley, Inc	16
1,956	*	Symyx Technologies, Inc	9
692	*	Tejon Ranch Co	21
2,891	*	Tetra Tech, Inc	67
2,310		Towers Watson & Co	110
360	*	Transcend Services, Inc	6
4,873	*	URS Corp	242
205		VSE Corp	9

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,791

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

FABRICATED METAL PRODUCTS - 0.6%
1,788	*	Alliant Techsystems, Inc	$145
532		Ameron International Corp	33
3,998		Aptargroup, Inc	157
5,268		Ball Corp	281
377	*	Bway Holding Co	8
1,700	*	Chart Industries, Inc	34
1,064		CIRCOR International, Inc	35
6,611		Commercial Metals Co	100
2,957		Crane Co	105
8,565	*	Crown Holdings, Inc	231
757		Dynamic Materials Corp	12
2,853	*	Griffon Corp	36
727		Gulf Island Fabrication, Inc	16
267	*	Hawk Corp	5
25,040		Illinois Tool Works, Inc	1,186
916		Insteel Industries, Inc	10
904	*	Ladish Co, Inc	18
2,280	*	Mobile Mini, Inc	35
6,723		Mueller Water Products, Inc (Class A)	32
264	*	NCI Building Systems, Inc	3
708	*	North American Galvanizing & Coating, Inc	4
8,962		Parker Hannifin Corp	580
5,113		Pentair, Inc	182
2,169		Quanex Building Products Corp	36
1,422		Silgan Holdings, Inc	86
2,152		Simpson Manufacturing Co, Inc	60
2,979	*	Smith & Wesson Holding Corp	11
3,374		Snap-On, Inc	146
8,927		Stanley Works	513
957		Sturm Ruger & Co, Inc	11
685		Sun Hydraulics Corp	18
3,948	*	Taser International, Inc	23
809	*	Trimas Corp	5
1,173		Valmont Industries, Inc	97
1,666		Watts Water Technologies, Inc (Class A)	52

		TOTAL FABRICATED METAL PRODUCTS	4,306

FISHERIES - 0.0%
441	*	HQ Sustainable Maritime Industries, Inc	3

		TOTAL FISHERIES	3

FOOD AND KINDRED PRODUCTS - 3.9%
1,200	*	AgFeed Industries, Inc	5
500	*	American Dairy, Inc	10
1,141	*	American Italian Pasta Co	44
35,714		Archer Daniels Midland Co	1,032
1,189		B&G Foods, Inc (Class A)	12
700	*	Boston Beer Co, Inc (Class A)	37
7,666		Bunge Ltd	472
10,905		Campbell Soup Co	385
3,882	*	Central Garden and Pet Co (Class A)	36
263		Coca-Cola Bottling Co Consolidated	15
129,439		Coca-Cola Co	7,119
17,887		Coca-Cola Enterprises, Inc	495
24,800		ConAgra Foods, Inc	622
11,059	*	Constellation Brands, Inc (Class A)	182
4,422		Corn Products International, Inc	153
4,436	*	Darling International, Inc	40
11,854		Del Monte Foods Co	173
958		Diamond Foods, Inc	40
14,744		Dr Pepper Snapple Group, Inc	519
616		Farmer Bros Co	12
4,071		Flowers Foods, Inc	101
18,329		General Mills, Inc	1,298
17,767		H.J. Heinz Co	810

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
4,145	*	Hansen Natural Corp	$180
8,596		Hershey Co	368
3,777		Hormel Foods Corp	159
740		Imperial Sugar Co	11
800		J&J Snack Foods Corp	35
6,683		J.M. Smucker Co	403
14,178		Kellogg Co	758
96,480		Kraft Foods, Inc (Class A)	2,918
975		Lancaster Colony Corp	57
1,746		Lance, Inc	40
686	*	M&F Worldwide Corp	21
7,203		McCormick & Co, Inc	276
11,700		Mead Johnson Nutrition Co	609
7,100		Molson Coors Brewing Co (Class B)	299
621		National Beverage Corp	7
1,110	*	Omega Protein Corp	6
924	*	Overhill Farms, Inc	5
919	*	Peet’s Coffee & Tea, Inc	36
90,234		PepsiCo, Inc	5,970
3,128	*	Ralcorp Holdings, Inc	212
9,421		Reynolds American, Inc	509
1,203		Sanderson Farms, Inc	64
38,462		Sara Lee Corp	536
365	*	Seneca Foods Corp	11
3,778	*	Smart Balance, Inc	24
6,686	*	Smithfield Foods, Inc	139
1,154		Tootsie Roll Industries, Inc	31
2,025	*	TreeHouse Foods, Inc	89
16,683		Tyson Foods, Inc (Class A)	319

		TOTAL FOOD AND KINDRED PRODUCTS	27,704

FOOD STORES - 0.3%
97		Arden Group, Inc (Class A)	10
2,122	*	Great Atlantic & Pacific Tea Co, Inc	16
700		Ingles Markets, Inc (Class A)	11
36,535		Kroger Co	791
1,518	*	Panera Bread Co (Class A)	116
1,414	*	Pantry, Inc	18
2,157		Ruddick Corp	68
23,317		Safeway, Inc	580
11,857		Supervalu, Inc	198
233	*	Susser Holdings Corp	2
424		Village Super Market (Class A)	12
611		Weis Markets, Inc	22
7,445	*	Whole Foods Market, Inc	269
3,211	*	Winn-Dixie Stores, Inc	40

		TOTAL FOOD STORES	2,153

FORESTRY - 0.1%
4,673		Rayonier, Inc	212
12,050		Weyerhaeuser Co	546

		TOTAL FORESTRY	758

FURNITURE AND FIXTURES - 0.2%
478	*	Astronics Corp	5
1,625		Ethan Allen Interiors, Inc	33
2,907	*	Furniture Brands International, Inc	19
3,277		Herman Miller, Inc	59
3,482		Hill-Rom Holdings, Inc	95
2,675		HNI Corp	71
680		Hooker Furniture Corp	11
1,737		Kimball International, Inc (Class B)	12
3,360	*	Kinetic Concepts, Inc	161
3,352	*	La-Z-Boy, Inc	42
8,764		Leggett & Platt, Inc	190

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

19,993		Masco Corp	$310
2,732	*	Sealy Corp	9
411	*	Stanley Furniture Co, Inc	4
3,734		Steelcase, Inc (Class A)	24
4,232	*	Tempur-Pedic International, Inc	128

		TOTAL FURNITURE AND FIXTURES	1,173

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
14,610	*	Bed Bath & Beyond, Inc	639
9,076	*	GameStop Corp (Class A)	199
1,232		Haverty Furniture Cos, Inc	20
750	*	hhgregg, Inc	19
2,965		Knoll, Inc	33
6,020	*	Pier 1 Imports, Inc	38
6,874		RadioShack Corp	156
303	*	Rex Stores Corp	5
1,789	*	Tuesday Morning Corp	12
5,558		Williams-Sonoma, Inc	146

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,267

GENERAL BUILDING CONTRACTORS - 0.2%
115	*	Amrep Corp	2
310	*	Avatar Holdings, Inc	7
2,556	*	Beazer Homes USA, Inc	12
485		Brookfield Homes Corp	4
379	*	Cavco Industries, Inc	13
16,198		DR Horton, Inc	204
2,297	*	Hovnanian Enterprises, Inc (Class A)	10
4,524		KB Home	76
7,949		Lennar Corp (Class A)	137
862	*	M/I Homes, Inc	13
1,316		McGrath RentCorp	32
2,061		MDC Holdings, Inc	71
1,694	*	Meritage Homes Corp	36
320	*	NVR, Inc	232
1,588	*	Perini Corp	34
19,051	*	Pulte Homes, Inc	214
2,630		Ryland Group, Inc	59
4,272	*	Standard-Pacific Corp	19
1,110	*	Team, Inc	18
7,726	*	Toll Brothers, Inc	161

		TOTAL GENERAL BUILDING CONTRACTORS	1,354

GENERAL MERCHANDISE STORES - 1.9%
2,874	*	99 Cents Only Stores	47
4,589	*	Big Lots, Inc	167
2,647	*	BJ’s Wholesale Club, Inc	98
2,565		Casey’s General Stores, Inc	81
481	*	Conn’s, Inc	4
24,243		Costco Wholesale Corp	1,448
2,499		Dillard’s, Inc (Class A)	59
1,560	*	Dollar General Corp	39
7,722		Family Dollar Stores, Inc	283
2,625		Fred’s, Inc (Class A)	31
12,363		JC Penney Co, Inc	398
23,606		Macy’s, Inc	514
1,292	*	Retail Ventures, Inc	12
7,006	*	Saks, Inc	60
2,768	*	Sears Holdings Corp	300
1,440	*	Stein Mart, Inc	13
41,945		Target Corp	2,206
23,204		TJX Companies, Inc	987
123,907		Wal-Mart Stores, Inc	6,889

		TOTAL GENERAL MERCHANDISE STORES	13,636

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HEALTH SERVICES - 1.3%
1,316	*	Alliance Imaging, Inc	$7
2,099	*	Allied Healthcare International, Inc	6
380	*	Almost Family, Inc	14
1,533	*	Amedisys, Inc	85
425		America Service Group, Inc	7
608	*	American Dental Partners, Inc	8
15,915		AmerisourceBergen Corp	460
1,528	*	Amsurg Corp	33
742	*	Assisted Living Concepts, Inc (A Shares)	24
621	*	Bio-Reference Labs, Inc	27
2,436	*	Brookdale Senior Living, Inc	51
584	*	China Sky One Medical, Inc	9
5,483	*	Community Health Systems, Inc	203
1,564	*	Continucare Corp	6
617	*	Corvel Corp	22
3,657	*	Covance, Inc	225
8,377	*	Coventry Health Care, Inc	207
2,234	*	Cross Country Healthcare, Inc	23
1,413	*	CryoLife, Inc	9
5,769	*	DaVita, Inc	366
3,066	*	Edwards Lifesciences Corp	303
1,474	*	eHealth, Inc	23
1,185	*	Emeritus Corp	24
517		Ensign Group, Inc	9
1,864	*	Enzo Biochem, Inc	11
15,453	*	Express Scripts, Inc	1,573
810	*	Genomic Health, Inc	14
920	*	Genoptix, Inc	33
1,497	*	Gentiva Health Services, Inc	42
1,399	*	Health Grades, Inc	9
14,183	*	Health Management Associates, Inc (Class A)	122
4,886	*	Healthsouth Corp	91
2,153	*	Healthways, Inc	35
3,543	*	Immunomedics, Inc	12
904	*	IPC The Hospitalist Co, Inc	32
1,974	*	Kindred Healthcare, Inc	36
5,895	*	Laboratory Corp of America Holdings	446
735	*	LHC Group, Inc	25
3,256	*	LifePoint Hospitals, Inc	120
3,339	*	Lincare Holdings, Inc	150
1,896	*	Magellan Health Services, Inc	82
15,263		McKesson Corp	1,003
955	*	Medcath Corp	10
26,991	*	Medco Health Solutions, Inc	1,743
506		National Healthcare Corp	18
5,807	*	Nektar Therapeutics	88
1,311	*	Nighthawk Radiology Holdings, Inc	4
1,196	*	NovaMed, Inc	4
2,438	*	Odyssey HealthCare, Inc	44
6,412		Omnicare, Inc	181
2,337	*	Pediatrix Medical Group, Inc	136
6,149		Pharmaceutical Product Development, Inc	146
3,353	*	Psychiatric Solutions, Inc	100
8,478		Quest Diagnostics, Inc	494
1,200	*	RehabCare Group, Inc	33
2,500	*	Select Medical Holdings Corp	21
1,374	*	Skilled Healthcare Group, Inc (Class A)	8
2,651	*	Sun Healthcare Group, Inc	25
2,773	*	Sunrise Senior Living, Inc	14
700	*	Team Health Holdings, Inc	12
28,196	*	Tenet Healthcare Corp	161
5,318		Universal Health Services, Inc (Class B)	187
701	*	US Physical Therapy, Inc	12

		TOTAL HEALTH SERVICES	9,428

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
1,400	*	Broadwind Energy, Inc	$6
1,314	*	Comverge, Inc	15
2,028		Granite Construction, Inc	61
2,403		Great Lakes Dredge & Dock Corp	13
659	*	LB Foster Co (Class A)	19
1,545	*	Matrix Service Co	17
881	*	MYR Group, Inc	14
1,798	*	Orion Marine Group, Inc	33
701	*	Sterling Construction Co, Inc	11

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	189

HOLDING AND OTHER INVESTMENT OFFICES - 2.8%
2,117		Acadia Realty Trust	38
2,436	*	Affiliated Managers Group, Inc	192
505		Agree Realty Corp	12
123		Alexander’s, Inc	37
2,162		Alexandria Real Estate Equities, Inc	146
9,073	*	Allied Capital Corp	45
8,012		AMB Property Corp	218
2,873		American Campus Communities, Inc	79
580		American Capital Agency Corp	15
31,591		Annaly Mortgage Management, Inc	543
6,519		Anworth Mortgage Asset Corp	44
6,369		Apartment Investment & Management Co (Class A)	117
4,663	*	Ashford Hospitality Trust, Inc	33
936		Associated Estates Realty Corp	13
4,455		AvalonBay Communities, Inc	385
5,385		BioMed Realty Trust, Inc	89
7,804		Boston Properties, Inc	589
7,051		Brandywine Realty Trust	86
2,874		BRE Properties, Inc (Class A)	103
3,578		Camden Property Trust	149
651	*	Cape Bancorp, Inc	5
2,642		Capital Lease Funding, Inc	15
194		Capital Southwest Corp	18
3,219		Capstead Mortgage Corp	38
8,478		CBL & Associates Properties, Inc	116
2,712		Cedar Shopping Centers, Inc	21
442		Cherokee, Inc	8
1,554		Cogdell Spencer, Inc	11
2,945		Colonial Properties Trust	38
3,120		Corporate Office Properties Trust	125
2,552		Cousins Properties, Inc	21
1,102		Danvers Bancorp, Inc	15
10,500		DCT Industrial Trust, Inc	55
11,566		Developers Diversified Realty Corp	141
6,122		DiamondRock Hospitality Co	62
4,296		Digital Realty Trust, Inc	233
7,265		Douglas Emmett, Inc	112
13,061		Duke Realty Corp	162
673		Dynex Capital, Inc	6
1,377		EastGroup Properties, Inc	52
1,200		Education Realty Trust, Inc	7
2,472		Entertainment Properties Trust	102
1,227		Equity Lifestyle Properties, Inc	66
2,074		Equity One, Inc	39
15,763		Equity Residential	617
1,493		Essex Property Trust, Inc	134
4,748		Extra Space Storage, Inc	60
3,517		Federal Realty Investment Trust	256
3,926	*	FelCor Lodging Trust, Inc	22
2,899	*	First Industrial Realty Trust, Inc	22
1,470		First Potomac Realty Trust	22
3,189		Franklin Street Properties Corp	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,193		Getty Realty Corp	$28
1,256		Gladstone Capital Corp	15
498		Gladstone Commercial Corp	7
5,371		Glimcher Realty Trust	27
5,828	*	Gramercy Capital Corp	16
1,395	*	Harris & Harris Group, Inc	6
2,160		Hatteras Financial Corp	56
16,657		HCP, Inc	550
7,111		Health Care REIT, Inc	322
3,212		Healthcare Realty Trust, Inc	75
2,467		Hersha Hospitality Trust	13
3,786		Highwoods Properties, Inc	120
2,378	*	Hilltop Holdings, Inc	28
1,938		Home Properties, Inc	91
6,635		Hospitality Properties Trust	159
35,598		Host Marriott Corp	522
13,475		HRPT Properties Trust	105
4,699		Inland Real Estate Corp	43
500		Invesco Mortgage Capital, Inc	11
3,315		Investors Real Estate Trust	30
1,000	*	Ironwood Pharmaceuticals, Inc	14
56,300		iShares Russell 3000 Index Fund	3,874
6,086	*	iStar Financial, Inc	28
2,062		Kilroy Realty Corp	64
21,105		Kimco Realty Corp	330
1,900		Kite Realty Group Trust	9
2,898		LaSalle Hotel Properties	68
4,603		Lexington Corporate Properties Trust	30
5,687		Liberty Property Trust	193
1,314		LTC Properties, Inc	36
5,626		Macerich Co	216
4,206		Mack-Cali Realty Corp	148
377		Main Street Capital Corp	6
3,989		Medical Properties Trust, Inc	42
16,645		MFA Mortgage Investments, Inc	123
1,526		Mid-America Apartment Communities, Inc	79
1,230		Mission West Properties, Inc	8
2,597		Monmouth Real Estate Investment Corp (Class A)	22
1,507		MVC Capital, Inc	20
1,400		National Health Investors, Inc	54
5,040		National Retail Properties, Inc	115
5,757		Nationwide Health Properties, Inc	202
3,670		NorthStar Realty Finance Corp	15
4,423		Omega Healthcare Investors, Inc	86
946		Parkway Properties, Inc	18
900	*	Pebblebrook Hotel Trust	19
1,975		Pennsylvania Real Estate Investment Trust	25
900	*	Pennymac Mortgage Investment Trust	15
2,500		Piedmont Office Realty Trust, Inc	50
9,142		Plum Creek Timber Co, Inc	356
2,677		Post Properties, Inc	59
2,494		Potlatch Corp	87
25,473		Prologis	336
4,133		Prospect Capital Corp	50
1,073		PS Business Parks, Inc	57
7,547		Public Storage, Inc	694
3,865		RAIT Investment Trust	8
992		Ramco-Gershenson Properties	11
6,195		Realty Income Corp	190
4,253		Redwood Trust, Inc	66
5,230		Regency Centers Corp	196
1,355		Resource Capital Corp	9
590		Saul Centers, Inc	24
6,554		Senior Housing Properties Trust	145
13,630		Simon Property Group, Inc	1,144

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,148		SL Green Realty Corp	$238
1,302		Sovran Self Storage, Inc	45
470	*	SRS Labs, Inc	5
2,060		Starwood Property Trust, Inc	40
4,727	*	Strategic Hotels & Resorts, Inc	20
1,069		Sun Communities, Inc	27
4,063	*	Sunstone Hotel Investors, Inc	45
1,964		Tanger Factory Outlet Centers, Inc	85
3,299		Taubman Centers, Inc	132
400	*	Terreno Realty Corp	8
8,268		UDR, Inc	146
507		UMH Properties, Inc	4
1,095		Universal Health Realty Income Trust	39
1,407		Urstadt Biddle Properties, Inc (Class A)	22
3,042		U-Store-It Trust	22
8,833		Ventas, Inc	419
16,792		Virgin Media, Inc	290
354	*	Virtus Investment Partners, Inc	7
8,588		Vornado Realty Trust	650
3,736		WABCO Holdings, Inc	112
1,139		Walter Investment Management Corp	18
3,060		Washington Real Estate Investment Trust	93
5,688		Weingarten Realty Investors	123
696		Winthrop Realty Trust	8

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,743

HOTELS AND OTHER LODGING PLACES - 0.4%
1,418		Ameristar Casinos, Inc	26
1,131	*	Bluegreen Corp	4
2,948	*	Boyd Gaming Corp	29
400	*	Chesapeake Lodging Trust	8
1,231		Choice Hotels International, Inc	43
2,114	*	Gaylord Entertainment Co	62
1,718	*	Great Wolf Resorts, Inc	5
2,300	*	Hyatt Hotels Corp	90
1,142	*	Isle of Capri Casinos, Inc	9
16,917	*	Las Vegas Sands Corp	358
1,242		Marcus Corp	16
17,427		Marriott International, Inc (Class A)	549
10,940	*	MGM Mirage	131
604	*	Monarch Casino & Resort, Inc	5
1,158	*	Morgans Hotel Group Co	7
4,008	*	Orient-Express Hotels Ltd (Class A)	57
660	*	Outdoor Channel Holdings, Inc	4
10,882		Starwood Hotels & Resorts Worldwide, Inc	508
1,755	*	Vail Resorts, Inc	70
10,029		Wyndham Worldwide Corp	258
3,755	*	Wynn Resorts Ltd	285

		TOTAL HOTELS AND OTHER LODGING PLACES	2,524

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.7%
38,779		3M Co	3,241
1,591	*	3PAR, Inc	16
1,014		Aaon, Inc	23
2,862		Actuant Corp (Class A)	56
5,054	*	AGCO Corp	181
374		Alamo Group, Inc	7
3,068	*	Allis-Chalmers Energy, Inc	11
1,557	*	Altra Holdings, Inc	21
475		Ampco-Pittsburgh Corp	12
74,052		Applied Materials, Inc	998
420	*	Argan, Inc	5
1,159	*	Astec Industries, Inc	34
973		Black Box Corp	30
2,004	*	Blount International, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

525	*	Bolt Technology Corp	$6
3,023		Briggs & Stratton Corp	59
22,509	*	Brocade Communications Systems, Inc	129
4,418	*	Brooks Automation, Inc	39
4,188		Bucyrus International, Inc (Class A)	276
3,596		Carlisle Cos, Inc	137
674		Cascade Corp	22
33,572		Caterpillar, Inc	2,110
4,265	*	Cirrus Logic, Inc	36
1,273	*	Colfax Corp	15
1,162	*	Columbus McKinnon Corp	18
1,943	*	Cray, Inc	12
11,327		Cummins, Inc	702
2,289		Curtiss-Wright Corp	80
1,601	*	Cymer, Inc	60
23,601		Deere & Co	1,403
3,899		Diebold, Inc	124
4,254		Donaldson Co, Inc	192
10,290		Dover Corp	481
4,447	*	Dresser-Rand Group, Inc	140
1,293	*	Dril-Quip, Inc	79
112,146	*	EMC Corp	2,023
41,872		Emerson Electric Co	2,108
4,937	*	Emulex Corp	66
2,145	*	Ener1, Inc	10
1,595	*	ENGlobal Corp	4
1,258	*	EnPro Industries, Inc	37
6,075	*	Entegris, Inc	31
6,147	*	Extreme Networks, Inc	19
2,307	*	Flow International Corp	7
3,071		Flowserve Corp	339
6,610	*	FMC Technologies, Inc	427
1,063	*	Fuel Tech, Inc	8
2,782		Gardner Denver, Inc	122
591,547		General Electric Co	10,766
1,023		Gorman-Rupp Co	26
3,057		Graco, Inc	98
604		Graham Corp	11
621	*	Harbin Electric, Inc	13
334	*	Hurco Cos, Inc	6
4,356		IDEX Corp	144
1,615	*	Immersion Corp	8
3,395	*	Intermec, Inc	48
73,888		International Business Machines Corp	9,476
16,521		International Game Technology	305
1,163	*	Intevac, Inc	16
1,159	*	Isilon Systems, Inc	10
10,171		ITT Industries, Inc	545
11,065		Jabil Circuit, Inc	179
1,665		John Bean Technologies Corp	29
37,967		Johnson Controls, Inc	1,253
5,717		Joy Global, Inc	324
993	*	Kadant, Inc	14
1,677		Kaydon Corp	63
3,920		Kennametal, Inc	110
3,600	*	Kulicke & Soffa Industries, Inc	26
6,833	*	Lam Research Corp	255
2,198		Lennox International, Inc	97
4,542	*	Lexmark International, Inc (Class A)	164
700		Lindsay Manufacturing Co	29
949		Lufkin Industries, Inc	75
7,596		Manitowoc Co, Inc	99
901		Met-Pro Corp	9
4,743	*	Micros Systems, Inc	156
902	*	Middleby Corp	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,342	*	Modine Manufacturing Co	$26
381		Nacco Industries, Inc (Class A)	28
714	*	Natural Gas Services Group, Inc	11
2,372	*	Netezza Corp	30
2,164	*	Netgear, Inc	56
2,012		Nordson Corp	137
16,800		Northrop Grumman Corp	1,102
2,961	*	Oil States International, Inc	134
6,874		Pall Corp	278
9,372	*	Palm, Inc	35
11,719		Pitney Bowes, Inc	287
762	*	PMFG, Inc	10
12,525	*	Quantum Corp	33
1,782	*	Rackable Systems, Inc	19
21,989		Raytheon Co	1,256
1,335	*	RBC Bearings, Inc	43
630	*	Rimage Corp	9
3,287	*	Riverbed Technology, Inc	93
1,676		Robbins & Myers, Inc	40
1,299	*	Safeguard Scientifics, Inc	17
744	*	Sauer-Danfoss, Inc	10
1,663	*	Scansource, Inc	48
3,758	*	Scientific Games Corp (Class A)	53
27,422		Seagate Technology, Inc	501
1,525	*	Sigma Designs, Inc	18
2,863		SPX Corp	190
800		Standex International Corp	21
1,504	*	STEC, Inc	18
1,355	*	Super Micro Computer, Inc	23
746	*	T-3 Energy Services, Inc	18
1,000	*	Tecumseh Products Co (Class A)	12
1,268		Tennant Co	35
9,706	*	Teradata Corp	280
5,654	*	Terex Corp	128
14,999		Textron, Inc	318
4,954		Timken Co	149
1,803		Toro Co	89
562		Twin Disc, Inc	7
1,608	*	Ultratech, Inc	22
6,955	*	Varian Medical Systems, Inc	385
3,790	*	VeriFone Holdings, Inc	77
1,468		Watsco, Inc	83
12,603	*	Western Digital Corp	491
3,508		Woodward Governor Co	112
72,741		Xerox Corp	709
2,804	*	Zebra Technologies Corp (Class A)	83

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	47,907

INSTRUMENTS AND RELATED PRODUCTS - 3.3%
1,214	*	Abaxis, Inc	33
1,811	*	Abiomed, Inc	19
2,205	*	Accuray, Inc	13
4,200	*	Affymetrix, Inc	31
19,355	*	Agilent Technologies, Inc	666
3,618	*	Align Technology, Inc	70
17,171		Allergan, Inc	1,122
1,637	*	Alphatec Holdings, Inc	10
4,495	*	American Medical Systems Holdings, Inc	84
543		American Science & Engineering, Inc	41
790		Analogic Corp	34
1,276	*	Anaren, Inc	18
1,310	*	Angiodynamics, Inc	20
600	*	Argon ST, Inc	16
86		Atrion Corp	12
2,626	*	ATS Medical, Inc	7
779		Badger Meter, Inc	30
5,433		Bard (C.R.), Inc	471

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

33,781		Baxter International, Inc	$1,966
3,734		Beckman Coulter, Inc	234
13,245		Becton Dickinson & Co	1,043
1,168	*	Bio-Rad Laboratories, Inc (Class A)	121
85,665	*	Boston Scientific Corp	619
953	*	Bovie Medical Corp	6
3,040	*	Bruker BioSciences Corp	45
711		Cantel Medical Corp	14
1,175	*	Cardiac Science Corp	2
1,317	*	CardioNet, Inc	10
10,102	*	CareFusion Corp	267
3,392	*	Cepheid, Inc	59
1,755	*	Clarient, Inc	5
1,426	*	Coherent, Inc	46
1,500		Cohu, Inc	21
1,825	*	Conmed Corp	43
2,715		Cooper Cos, Inc	106
646	*	Cutera, Inc	7
1,543	*	Cyberonics, Inc	30
475	*	Cynosure, Inc (Class A)	5
14,441		Danaher Corp	1,154
1,291	*	Delcath Systems, Inc	10
8,082		Dentsply International, Inc	282
2,984	*	Depomed, Inc	11
2,603	*	DexCom, Inc	25
911	*	Dionex Corp	68
430	*	DXP Enterprises, Inc	5
14,610		Eastman Kodak Co	85
988	*	Electro-Optical Sciences, Inc	7
2,539	*	Endologix, Inc	10
1,380		ESCO Technologies, Inc	44
1,694	*	Esterline Technologies Corp	84
4,213	*	ev3, Inc	67
408	*	Exactech, Inc	9
910	*	FARO Technologies, Inc	23
2,156	*	FEI Co	49
8,241	*	Flir Systems, Inc	232
2,946	*	Formfactor, Inc	52
2,463	*	Fossil, Inc	93
6,468		Garmin Ltd	249
1,543	*	Haemonetics Corp	88
1,363	*	Hanger Orthopedic Group, Inc	25
1,163	*	Harvard Bioscience, Inc	5
807	*	Herley Industries, Inc	12
3,482		Hillenbrand, Inc	77
14,878	*	Hologic, Inc	276
632	*	ICU Medical, Inc	22
344	*	ICx Technologies, Inc	2
1,400	*	II-VI, Inc	47
7,001	*	Illumina, Inc	272
1,078	*	Insulet Corp	16
902	*	Integra LifeSciences Holdings Corp	40
2,147	*	Intuitive Surgical, Inc	747
1,945		Invacare Corp	52
5,039	*	ION Geophysical Corp	25
1,079	*	IRIS International, Inc	11
1,866	*	ISTA Pharmaceuticals, Inc	8
2,223	*	Itron, Inc	161
2,194	*	Ixia	20
520	*	Kensey Nash Corp	12
9,258		Kla-Tencor Corp	286
4,206	*	Kopin Corp	16
142	*	K-Tron International, Inc	21
758	*	KVH Industries, Inc	10
4,064	*	L-1 Identity Solutions, Inc	36
725	*	LaBarge, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

764	*	MAKO Surgical Corp	$10
2,792		Masimo Corp	74
742	*	Measurement Specialties, Inc	11
873	*	Medical Action Industries, Inc	11
62,409		Medtronic, Inc	2,810
1,469	*	Merit Medical Systems, Inc	22
1,806	*	Mettler-Toledo International, Inc	197
935	*	Micrus Endovascular Corp	18
3,199	*	Millipore Corp	338
1,677		Mine Safety Appliances Co	47
3,076	*	MKS Instruments, Inc	60
1,178		Movado Group, Inc	13
728		MTS Systems Corp	21
3,310		National Instruments Corp	110
1,662	*	Natus Medical, Inc	26
1,314	*	Neogen Corp	33
2,159	*	Newport Corp	27
2,136	*	NuVasive, Inc	97
794	*	NxStage Medical, Inc	9
1,010	*	Orthofix International NV	37
3,708	*	Orthovita, Inc	16
246	*	OYO Geospace Corp	12
1,140	*	Palomar Medical Technologies, Inc	12
6,858		PerkinElmer, Inc	164
4,369	*	Resmed, Inc	278
566	*	Rochester Medical Corp	7
7,941		Rockwell Automation, Inc	448
8,713		Rockwell Collins, Inc	545
836	*	Rockwell Medical Technologies, Inc	5
1,839	*	Rofin-Sinar Technologies, Inc	42
5,030		Roper Industries, Inc	291
1,464	*	Rudolph Technologies, Inc	13
1,080	*	Sirona Dental Systems, Inc	41
748	*	Somanetics Corp	14
766	*	SonoSite, Inc	25
1,958	*	Spectranetics Corp	14
18,025	*	St. Jude Medical, Inc	740
4,200	*	Star Scientific, Inc	11
939	*	Stereotaxis, Inc	5
3,530		STERIS Corp	119
18,838		Stryker Corp	1,078
2,227	*	Symmetry Medical, Inc	22
768	*	Synovis Life Technologies, Inc	12
2,100		Techne Corp	134
1,872	*	Teledyne Technologies, Inc	77
9,702	*	Teradyne, Inc	108
23,340	*	Thermo Electron Corp	1,201
3,399	*	Thoratec Corp	114
755	*	Trans1, Inc	2
7,006	*	Trimble Navigation Ltd	201
148		Utah Medical Products, Inc	4
1,724	*	Varian, Inc	89
937	*	Vascular Solutions, Inc	8
1,820	*	Veeco Instruments, Inc	79
828	*	Vital Images, Inc	13
3,486	*	Vivus, Inc	30
2,847	*	Volcano Corp	69
5,240	*	Waters Corp	354
2,200	*	Wright Medical Group, Inc	39
246		Young Innovations, Inc	7
11,907	*	Zimmer Holdings, Inc	705
1,200	*	Zoll Medical Corp	32
1,176	*	Zygo Corp	11

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,362

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
15,284		AON Corp	$653
5,455		Arthur J. Gallagher & Co	134
6,334		Brown & Brown, Inc	113
1,190	*	Crawford & Co (Class B)	5
24,948		Hartford Financial Services Group, Inc	709
448		Life Partners Holdings, Inc	10
29,415		Marsh & McLennan Cos, Inc	718
2,320	*	National Financial Partners Corp	33
5,200	*	Verisk Analytics, Inc	147
468		White Mountains Insurance Group Ltd	166

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,688

INSURANCE CARRIERS - 3.5%
24,947		Aetna, Inc	876
26,247		Aflac, Inc	1,425
316	*	Alleghany Corp	92
2,914		Allied World Assurance Holdings Ltd	131
30,078		Allstate Corp	972
15,976	*	Ambac Financial Group, Inc	9
3,620		American Equity Investment Life Holding Co	39
4,699		American Financial Group, Inc	134
6,791	*	American International Group, Inc	232
915		American National Insurance Co	104
637		American Physicians Capital, Inc	20
357		American Physicians Service Group, Inc	9
622	*	American Safety Insurance Holdings Ltd	10
2,840	*	AMERIGROUP Corp	94
1,131	*	Amerisafe, Inc	18
1,541		Amtrust Financial Services, Inc	21
2,676	*	Arch Capital Group Ltd	204
1,848		Argo Group International Holdings Ltd	60
4,987		Aspen Insurance Holdings Ltd	144
6,460		Assurant, Inc	222
7,192		Assured Guaranty Ltd	158
7,695		Axis Capital Holdings Ltd	241
625		Baldwin & Lyons, Inc (Class B)	15
1,848	*	Catalyst Health Solutions, Inc	76
2,707	*	Centene Corp	65
18,428		Chubb Corp	955
15,116		Cigna Corp	553
8,077		Cincinnati Financial Corp	233
2,162	*	Citizens, Inc (Class A)	15
1,743	*	CNA Financial Corp	47
1,100	*	CNA Surety Corp	20
11,895	*	Conseco, Inc	74
2,592		Delphi Financial Group, Inc (Class A)	65
850		Donegal Group, Inc (Class A)	12
360		Eastern Insurance Holdings, Inc	4
168		EMC Insurance Group, Inc	4
2,858		Employers Holdings, Inc	42
3,037		Endurance Specialty Holdings Ltd	113
426	*	Enstar Group Ltd	29
1,311		Erie Indemnity Co (Class A)	57
3,309		Everest Re Group Ltd	268
881		FBL Financial Group, Inc (Class A)	22
13,147		Fidelity National Title Group, Inc (Class A)	195
1,175	*	First Acceptance Corp	2
5,526		First American Corp	187
763		First Mercury Financial Corp	10
1,821		Flagstone Reinsurance Holdings Ltd	21
837	*	Fpic Insurance Group, Inc	23
27,635	*	Genworth Financial, Inc (Class A)	507
1,722	*	Greenlight Capital Re Ltd (Class A)	46
368	*	Hallmark Financial Services	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,554		Hanover Insurance Group, Inc	$111
839		Harleysville Group, Inc	28
5,891		HCC Insurance Holdings, Inc	163
5,602	*	Health Net, Inc	139
2,916	*	Healthspring, Inc	51
2,536		Horace Mann Educators Corp	38
9,577	*	Humana, Inc	448
423		Independence Holding Co	4
936		Infinity Property & Casualty Corp	42
326		Kansas City Life Insurance Co	10
10,630	*	Leucadia National Corp	264
16,998		Lincoln National Corp	522
18,097		Loews Corp	675
2,909		Maiden Holdings Ltd	21
478	*	Markel Corp	179
2,728		Max Re Capital Ltd	63
7,809	*	MBIA, Inc	49
2,850		Meadowbrook Insurance Group, Inc	22
274		Mercer Insurance Group, Inc	5
1,267		Mercury General Corp	55
32,171		Metlife, Inc	1,394
2,267	*	Metropolitan Health Networks, Inc	7
7,457	*	MGIC Investment Corp	82
720	*	Molina Healthcare, Inc	18
5,164		Montpelier Re Holdings Ltd	87
224		National Interstate Corp	5
54		National Western Life Insurance Co (Class A)	10
474	*	Navigators Group, Inc	19
376		NYMAGIC, Inc	8
14,120		Old Republic International Corp	179
1,314		OneBeacon Insurance Group Ltd (Class A)	23
4,644		PartnerRe Ltd	370
7,094	*	Phoenix Cos, Inc	17
2,759		Platinum Underwriters Holdings Ltd	102
1,846	*	PMA Capital Corp (Class A)	11
5,465	*	PMI Group, Inc	30
1,393		Presidential Life Corp	14
2,214	*	Primus Guaranty Ltd	9
17,088		Principal Financial Group	499
1,599	*	ProAssurance Corp	94
37,767		Progressive Corp	721
4,503		Protective Life Corp	99
25,973		Prudential Financial, Inc	1,571
5,032		Radian Group, Inc	79
1,249	*	RadNet, Inc	4
3,978		Reinsurance Group of America, Inc (Class A)	209
3,366		RenaissanceRe Holdings Ltd	191
1,157		RLI Corp	66
784		Safety Insurance Group, Inc	30
999		SeaBright Insurance Holdings, Inc	11
2,700		Selective Insurance Group, Inc	45
2,873		Stancorp Financial Group, Inc	137
913		State Auto Financial Corp	16
1,214		Stewart Information Services Corp	17
2,200	*	Symetra Financial Corp	29
4,585		Torchmark Corp	245
2,163		Tower Group, Inc	48
1,417		Transatlantic Holdings, Inc	75
28,617		Travelers Cos, Inc	1,544
979	*	Triple-S Management Corp (Class B)	17
2,880	*	United America Indemnity Ltd (Class A)	28
1,337		United Fire & Casualty Co	24
66,502		UnitedHealth Group, Inc	2,173
2,455		Unitrin, Inc	69
1,661	*	Universal American Financial Corp	26
587		Universal Insurance Holdings, Inc	3
18,513		UnumProvident Corp	459

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
5,613		Validus Holdings Ltd	$154
7,131		W.R. Berkley Corp	186
2,485	*	WellCare Health Plans, Inc	74
25,541	*	WellPoint, Inc	1,644
49		Wesco Financial Corp	19
19,417		XL Capital Ltd (Class A)	367
2,339		Zenith National Insurance Corp	90

		TOTAL INSURANCE CARRIERS	25,215

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
779	*	China Fire & Security Group, Inc	10
6,790	*	Corrections Corp of America	135
3,103	*	Geo Group, Inc	61

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	206

LEATHER AND LEATHER PRODUCTS - 0.1%
17,985		Coach, Inc	711
4,890	*	CROCS, Inc	43
927	*	Genesco, Inc	29
3,284	*	Iconix Brand Group, Inc	50
1,030	*	Steven Madden Ltd	50
2,673	*	Timberland Co (Class A)	57
378		Weyco Group, Inc	9
2,989		Wolverine World Wide, Inc	87

		TOTAL LEATHER AND LEATHER PRODUCTS	1,036

LEGAL SERVICES - 0.0%
3,007	*	FTI Consulting, Inc	118
564	*	Pre-Paid Legal Services, Inc	22

		TOTAL LEGAL SERVICES	140

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
1,634	*	Emergency Medical Services Corp (Class A)	92

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	92

LUMBER AND WOOD PRODUCTS - 0.0%
660		American Woodmark Corp	13
695		Deltic Timber Corp	31
6,361	*	Louisiana-Pacific Corp	57
442		Skyline Corp	8
979		Universal Forest Products, Inc	38

		TOTAL LUMBER AND WOOD PRODUCTS	147

METAL MINING - 0.7%
2,642	*	Allied Nevada Gold Corp	44
7,285		Cleveland-Cliffs, Inc	517
3,809	*	Coeur d’Alene Mines Corp	57
23,201		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,938
12,176	*	Hecla Mining Co	67
26,721		Newmont Mining Corp	1,361
3,795	*	Paramount Gold and Silver Corp	5
4,186	*	Patriot Coal Corp	86
3,261	*	Rosetta Resources, Inc	77
2,192		Royal Gold, Inc	101
1,718	*	ShengdaTech, Inc	13
10,212		Southern Copper Corp (NY)	323
1,968	*	Stillwater Mining Co	26
2,759	*	Uranerz Energy Corp	5
4,575	*	US Gold Corp	12

		TOTAL METAL MINING	4,632

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
988	*	Armstrong World Industries, Inc	$36
386		Blyth, Inc	12
4,329		Callaway Golf Co	38
2,087		Daktronics, Inc	16
6,599		Hasbro, Inc	253
2,253	*	Intrepid Potash, Inc	68
1,657	*	Jakks Pacific, Inc	22
4,840		Jarden Corp	161
1,909	*	Leapfrog Enterprises, Inc	13
1,066		Marine Products Corp	6
20,026		Mattel, Inc	455
45		Oil-Dri Corp of America	1
1,217	*	RC2 Corp	18
2,802	*	Shuffle Master, Inc	23
467	*	Steinway Musical Instruments, Inc	9

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,131

MISCELLANEOUS RETAIL - 1.7%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	3
18,288	*	Amazon.com, Inc	2,482
2,240		Barnes & Noble, Inc	48
18,697		Best Buy Co, Inc	795
1,412		Big 5 Sporting Goods Corp	22
812	*	Blue Nile, Inc	45
3,769	*	Borders Group, Inc	7
968	*	Build-A-Bear Workshop, Inc	7
2,068	*	Cabela’s, Inc	36
1,865		Cash America International, Inc	74
3,306	*	CKX, Inc	20
3,853	*	Coldwater Creek, Inc	27
81,256		CVS Corp	2,971
4,676	*	Dick’s Sporting Goods, Inc	122
4,775	*	Dollar Tree, Inc	283
5,097	*	Drugstore.Com	18
2,322	*	Ezcorp, Inc (Class A)	48
554	*	Fuqi International, Inc	6
1,016		Gaiam, Inc (Class A)	8
1,606	*	GSI Commerce, Inc	44
1,477	*	Hibbett Sports, Inc	38
2,163	*	HSN, Inc	64
1,539	*	Jo-Ann Stores, Inc	65
1,700	*	KAR Auction Services, Inc	26
688	*	Kirkland’s, Inc	14
2,547		MSC Industrial Direct Co (Class A)	129
2,071		Nutri/System, Inc	37
15,426	*	Office Depot, Inc	123
4,100	*	OfficeMax, Inc	67
840	*	Overstock.com, Inc	14
648	*	PC Mall, Inc	3
7,007		Petsmart, Inc	224
2,476	*	Priceline.com, Inc	631
811		Pricesmart, Inc	19
33,788	*	Rite Aid Corp	51
1,181	*	Shutterfly, Inc	28
4,632		Signet Jewelers Ltd	150
1,120	*	Stamps.com, Inc	11
40,325		Staples, Inc	943
461		Systemax, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,844		Tiffany & Co	$325
55,472		Walgreen Co	2,058
3,566		World Fuel Services Corp	95
1,423	*	Zale Corp	4
933	*	Zumiez, Inc	19

		TOTAL MISCELLANEOUS RETAIL	12,214

MOTION PICTURES - 0.9%
860	*	Ascent Media Corp (Series A)	23
1,355	*	Avid Technology, Inc	19
563	*	Carmike Cinemas, Inc	8
1,605		Cinemark Holdings, Inc	29
15,813	*	Discovery Communications, Inc (Class C)	465
4,166	*	DreamWorks Animation SKG, Inc (Class A)	164
2,600		National CineMedia, Inc	45
126,832		News Corp (Class A)	1,828
4,340		Regal Entertainment Group (Class A)	76
475	*	Rentrak Corp	10
5,451	*	Rovi Corp	202
4,730		Scripps Networks Interactive (Class A)	210
67,169		Time Warner, Inc	2,100
8,733	*	tw telecom inc (Class A)	159
30,441	*	Viacom, Inc (Class B)	1,047

		TOTAL MOTION PICTURES	6,385

NONDEPOSITORY INSTITUTIONS - 0.8%
3,111		Advance America Cash Advance Centers, Inc	18
15,915	*	American Capital Ltd	81
56,987		American Express Co	2,351
5,299	*	AmeriCredit Corp	126
8,509		Apollo Investment Corp	108
5,815		Ares Capital Corp	86
292		BlackRock Kelso Capital Corp	3
2,000	*	Boise, Inc	12
25,214		Capital One Financial Corp	1,044
12,677		CapitalSource, Inc	71
36,441		Chimera Investment Corp	142
1,233		CompuCredit Corp	6
533	*	Credit Acceptance Corp	22
1,400		Cypress Sharpridge Investments, Inc	19
30,141		Discover Financial Services	449
966	*	Encore Capital Group, Inc	16
1,630	*	First Cash Financial Services, Inc	35
3,742	*	First Marblehead Corp	11
1,326		Gladstone Investment Corp	8
10,628	*	GLG Partners, Inc	33
4,024	*	Heckmann Corp	23
1,766		Hercules Technology Growth Capital, Inc	19
1,243	*	Information Services Group, Inc	4
1,051		Kohlberg Capital Corp	6
5,255		Lender Processing Services, Inc	198
3,668	*	MCG Capital Corp	19
872		Medallion Financial Corp	7
1,518	*	Mercadolibre, Inc	73
1,165		Nelnet, Inc (Class A)	22
812	*	NewStar Financial, Inc	5
1,181		NGP Capital Resources Co	10
2,525	*	Ocwen Financial Corp	28
1,244		PennantPark Investment Corp	13
3,083	*	PHH Corp	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

26,484	*	SLM Corp	$332
258		Student Loan Corp	9
1,245		TICC Capital Corp	8
360	*	Tree.com, Inc	3
426		Triangle Capital Corp	6
876	*	World Acceptance Corp	32

		TOTAL NONDEPOSITORY INSTITUTIONS	5,531

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
1,482		AMCOL International Corp	40
2,151	*	Cardium Therapeutics, Inc	1
1,945		Compass Minerals International, Inc	156
2,908	*	General Moly, Inc	10
66	*	United States Lime & Minerals, Inc	3
6,976		Vulcan Materials Co	329

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	539

OIL AND GAS EXTRACTION - 4.5%
27,889		Anadarko Petroleum Corp	2,031
18,769		Apache Corp	1,905
568		APCO Argentina, Inc	15
546	*	Approach Resources, Inc	5
2,099	*	Arena Resources, Inc	70
3,651		Atlas America, Inc	114
1,653	*	ATP Oil & Gas Corp	31
3,326	*	Atwood Oceanics, Inc	115
17,423		Baker Hughes, Inc	816
1,645	*	Basic Energy Services, Inc	13
2,505		Berry Petroleum Co (Class A)	71
2,193	*	Bill Barrett Corp	67
16,265		BJ Services Co	348
4,411	*	Boots & Coots, Inc	11
4,518	*	Brigham Exploration Co	72
1,573	*	Bronco Drilling Co, Inc	7
5,926		Cabot Oil & Gas Corp	218
2,632	*	Cal Dive International, Inc	19
13,616	*	Cameron International Corp	584
1,637	*	Carrizo Oil & Gas, Inc	38
3,135	*	Cheniere Energy, Inc	10
35,462		Chesapeake Energy Corp	838
4,634		Cimarex Energy Co	275
326	*	Clayton Williams Energy, Inc	11
1,574	*	CNX Gas Corp	60
4,200	*	Cobalt International Energy, Inc	57
3,558	*	Complete Production Services, Inc	41
2,751	*	Comstock Resources, Inc	88
4,295	*	Concho Resources, Inc	216
311	*	Contango Oil & Gas Co	16
1,798	*	Continental Resources, Inc	77
247	*	CREDO Petroleum Corp	2
474	*	Dawson Geophysical Co	14
10,625	*	Delta Petroleum Corp	15
22,312	*	Denbury Resources, Inc	376
24,788		Devon Energy Corp	1,597
3,843		Diamond Offshore Drilling, Inc	341
6,804	*	Endeavour International Corp	9
1,511	*	Energy Recovery, Inc	10
14,177		EOG Resources, Inc	1,318
7,328		Equitable Resources, Inc	301
8,507		EXCO Resources, Inc	156

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,734	*	Exterran Holdings, Inc	$90
6,046	*	Forest Oil Corp	156
2,157	*	FX Energy, Inc	7
424	*	Geokinetics, Inc	3
422	*	Georesources, Inc	6
6,001	*	Global Industries Ltd	39
1,351	*	GMX Resources, Inc	11
1,342	*	Goodrich Petroleum Corp	21
1,573	*	Gulfport Energy Corp	18
49,971		Halliburton Co	1,506
2,496	*	Harvest Natural Resources, Inc	19
5,489	*	Helix Energy Solutions Group, Inc	72
5,723		Helmerich & Payne, Inc	218
5,516	*	Hercules Offshore, Inc	24
61	*	Isramco, Inc	4
597		Kayne Anderson Energy Development Co	10
7,484	*	Key Energy Services, Inc	72
5,069	*	Mariner Energy, Inc	76
3,025	*	McMoRan Exploration Co	44
16,458	*	Nabors Industries Ltd	323
23,736		National Oilwell Varco, Inc	963
7,341	*	Newfield Exploration Co	382
5,171	*	Newpark Resources, Inc	27
9,771		Noble Energy, Inc	713
1,187	*	Northern Oil And Gas, Inc	19
45,301		Occidental Petroleum Corp	3,830
3,256	*	Oceaneering International, Inc	207
9,895	*	Oilsands Quest, Inc	7
447		Panhandle Oil and Gas, Inc (Class A)	11
6,555	*	Parker Drilling Co	32
9,098		Patterson-UTI Energy, Inc	127
2,491		Penn Virginia Corp	61
17,052	*	PetroHawk Energy Corp	346
1,000	*	Petroleum Development Corp	23
2,768	*	Petroquest Energy, Inc	14
2,681	*	Pioneer Drilling Co	19
6,686		Pioneer Natural Resources Co	377
7,709	*	Plains Exploration & Production Co	231
940	*	PowerSecure International, Inc	7
9,575	*	Pride International, Inc	288
6,285	*	Quicksilver Resources, Inc	88
8,831		Range Resources Corp	414
1,989	*	Rex Energy Corp	23
6,543	*	Rowan Cos, Inc	191
1,462		RPC, Inc	16
66,816		Schlumberger Ltd	4,240
1,221	*	SEACOR Holdings, Inc	99
638	*	Seahawk Drilling, Inc	12
13,643		Smith International, Inc	584
19,408	*	Southwestern Energy Co	790
3,800		St. Mary Land & Exploration Co	132
1,763	*	Stone Energy Corp	31
3,221	*	Sulphco, Inc	1
4,723	*	Superior Energy Services	99
989	*	Superior Well Services, Inc	13
1,701	*	Swift Energy Co	52
3,388	*	Syntroleum Corp	7
4,475	*	Tetra Technologies, Inc	55
2,548		Tidewater, Inc	120
942		Toreador Resources Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

500	*	Union Drilling, Inc	$3
1,992	*	Unit Corp	84
3,680		Vaalco Energy, Inc	18
1,213	*	Venoco, Inc	16
1,693		W&T Offshore, Inc	14
3,436	*	Warren Resources, Inc	9
2,765	*	Whiting Petroleum Corp	224
2,395	*	Willbros Group, Inc	29
32,904		XTO Energy, Inc	1,552
837	*	Zion Oil & Gas, Inc	5

		TOTAL OIL AND GAS EXTRACTION	31,710

PAPER AND ALLIED PRODUCTS - 0.5%
5,898		Bemis Co	169
2,317	*	Buckeye Technologies, Inc	30
3,345	*	Cenveo, Inc	29
2,260	*	Domtar Corporation	146
2,970		Glatfelter	43
7,030	*	Graphic Packaging Holding Co	25
1,990		Greif, Inc (Class A)	109
24,643		International Paper Co	607
1,036	*	Kapstone Paper and Packaging Corp	12
23,036		Kimberly-Clark Corp	1,449
9,835		MeadWestvaco Corp	251
1,075		Neenah Paper, Inc	17
266	*	Orchids Paper Products Co	4
5,657		Packaging Corp of America	139
2,293		Rock-Tenn Co (Class A)	105
1,004		Schweitzer-Mauduit International, Inc	48
5,253		Sonoco Products Co	162
4,935		Temple-Inland, Inc	101
2,666		Wausau Paper Corp	23

		TOTAL PAPER AND ALLIED PRODUCTS	3,469

PERSONAL SERVICES - 0.1%
7,099		Cintas Corp	200
1,574	*	Coinstar, Inc	51
276		CPI Corp	4
1,242		G & K Services, Inc (Class A)	32
19,026		H&R Block, Inc	339
2,055	*	Jackson Hewitt Tax Service, Inc	4
638		Mac-Gray Corp	7
2,615		Regis Corp	49
5,024	*	Sally Beauty Holdings, Inc	45
14,711		Service Corp International	135
956	*	Steiner Leisure Ltd	42
864		Unifirst Corp	45
2,092		Weight Watchers International, Inc	53

		TOTAL PERSONAL SERVICES	1,006

PETROLEUM AND COAL PRODUCTS - 5.0%
783		Alon USA Energy, Inc	6
4,098		Ashland, Inc	216
112,038		Chevron Corp	8,496
82,698		ConocoPhillips	4,232
1,100	*	CVR Energy, Inc	10
683		Delek US Holdings, Inc	5
272,657		Exxon Mobil Corp	18,262
5,933		Frontier Oil Corp	80
11,159	*	Gran Tierra Energy, Inc	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,769	*	Headwaters, Inc	$13
16,203		Hess Corp	1,013
2,601		Holly Corp	73
39,498		Marathon Oil Corp	1,250
10,667		Murphy Oil Corp	599
610		Quaker Chemical Corp	16
6,984	*	SandRidge Energy, Inc	54
6,379		Sunoco, Inc	189
8,041		Tesoro Corp	112
31,592		Valero Energy Corp	622
2,922		Walter Industries, Inc	270
1,100		WD-40 Co	36
1,509	*	Western Refining, Inc	8

		TOTAL PETROLEUM AND COAL PRODUCTS	35,628

PIPELINES, EXCEPT NATURAL GAS - 0.1%
35,733		Spectra Energy Corp	805

		TOTAL PIPELINES, EXCEPT NATURAL GAS	805

PRIMARY METAL INDUSTRIES - 0.7%
6,022		AK Steel Holding Corp	138
54,266		Alcoa, Inc	773
5,687		Allegheny Technologies, Inc	307
2,599		Belden CDT, Inc	71
1,200	*	Brush Engineered Materials, Inc	27
2,679		Carpenter Technology Corp	98
2,331	*	Century Aluminum Co	32
4,687	*	CommScope, Inc	131
840		Encore Wire Corp	17
849	*	Fushi Copperweld, Inc	10
2,897	*	General Cable Corp	78
636	*	General Steel Holdings, Inc	3
1,633	*	Gibraltar Industries, Inc	21
769		Haynes International, Inc	27
2,056	*	Horsehead Holding Corp	24
3,250		Hubbell, Inc (Class B)	164
1,872		Matthews International Corp (Class A)	66
1,459	*	Metalico, Inc	9
2,227		Mueller Industries, Inc	60
625	*	Northwest Pipe Co	14
17,471		Nucor Corp	793
529		Olympic Steel, Inc	17
7,882		Precision Castparts Corp	999
3,664		Reliance Steel & Aluminum Co	180
1,496	*	RTI International Metals, Inc	45
1,268		Schnitzer Steel Industries, Inc (Class A)	67
11,907		Steel Dynamics, Inc	208
1,393		Texas Industries, Inc	48
4,318	*	Titanium Metals Corp	72
1,864		Tredegar Corp	32
8,037		United States Steel Corp	510
400	*	Universal Stainless & Alloy	10
2,636	*	Uranium Energy Corp	8
3,596		Worthington Industries, Inc	62

		TOTAL PRIMARY METAL INDUSTRIES	5,121

PRINTING AND PUBLISHING - 0.3%
2,726	*	ACCO Brands Corp	21
2,371		American Greetings Corp (Class A)	49
5,182	*	Belo (A.H.) Corp (Class A)	35
1,738		Bowne & Co, Inc	19
1,173	*	China Information Security Technology, Inc	6
594	*	Consolidated Graphics, Inc	25
594		Courier Corp	10
269		CSS Industries, Inc	5
1,664	*	Dolan Media Co	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,840		Dun & Bradstreet Corp	$211
1,693		Ennis, Inc	28
1,802	*	EW Scripps Co (Class A)	15
13,154		Gannett Co, Inc	217
2,433		Harte-Hanks, Inc	31
2,075		John Wiley & Sons, Inc (Class A)	90
2,807		Journal Communications, Inc (Class A)	12
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	9
17,534		McGraw-Hill Cos, Inc	625
2,056		Meredith Corp	71
5,567	*	MSCI, Inc (Class A)	201
514		Multi-Color Corp	6
6,031	*	New York Times Co (Class A)	67
945	*	Playboy Enterprises, Inc (Class B)	4
1,637		Primedia, Inc	6
11,854		R.R. Donnelley & Sons Co	253
977		Schawk, Inc (Class A)	18
1,378		Scholastic Corp	39
1,179		Standard Register Co	6
2,618	*	Valassis Communications, Inc	73
329		Washington Post Co (Class B)	146

		TOTAL PRINTING AND PUBLISHING	2,316

RAILROAD TRANSPORTATION - 0.6%
21,865		CSX Corp	1,113
1,841	*	Genesee & Wyoming, Inc (Class A)	63
5,349	*	Kansas City Southern Industries, Inc	193
20,640		Norfolk Southern Corp	1,154
28,504		Union Pacific Corp	2,089

		TOTAL RAILROAD TRANSPORTATION	4,612

REAL ESTATE - 0.1%
12,413	*	CB Richard Ellis Group, Inc (Class A)	197
1,496	*	China Housing & Land Development, Inc	6
378		Consolidated-Tomoka Land Co	12
1,553		DuPont Fabros Technology, Inc	34
5,952	*	Forest City Enterprises, Inc (Class A)	86
2,159	*	Forestar Real Estate Group, Inc	41
700		Government Properties Income Trust	18
2,406		Jones Lang LaSalle, Inc	175
1,663	*	LoopNet, Inc	19
699	*	Reading International, Inc	3
5,424	*	St. Joe Co	175
4,084		Stewart Enterprises, Inc (Class A)	25

		TOTAL REAL ESTATE	791

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.2%
1,547		A. Schulman, Inc	38
449	*	AEP Industries, Inc	12
3,574		Cooper Tire & Rubber Co	68
781	*	Deckers Outdoor Corp	108
13,460	*	Goodyear Tire & Rubber Co	170
700	*	Graham Packaging Co, Inc	9
881	*	Metabolix, Inc	11
15,987		Newell Rubbermaid, Inc	243
8,412		Sealed Air Corp	177
1,985	*	Skechers U.S.A., Inc (Class A)	72
2,188	*	Spartech Corp	26
1,848		Titan International, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

714	*	Trex Co, Inc	$15
3,650		Tupperware Corp	176
2,061		West Pharmaceutical Services, Inc	86

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,227

SECURITY AND COMMODITY BROKERS - 2.3%
14,367		Ameriprise Financial, Inc	652
1,800		Artio Global Investors, Inc	45
1,791		BlackRock, Inc	390
3,645	*	Broadpoint Securities Group, Inc	15
8,286		Broadridge Financial Solutions, Inc	177
1,288		Calamos Asset Management, Inc (Class A)	18
53,006		Charles Schwab Corp	991
3,715		CME Group, Inc	1,174
1,086		Cohen & Steers, Inc	27
118		Diamond Hill Investment Group, Inc	8
800		Duff & Phelps Corp	13
80,062	*	E*Trade Financial Corp	132
6,496		Eaton Vance Corp	218
737		Epoch Holding Corp	8
528		Evercore Partners, Inc (Class A)	16
1,478	*	FBR Capital Markets Corp	7
5,287		Federated Investors, Inc (Class B)	139
973		Fifth Street Finance Corp	11
8,450		Franklin Resources, Inc	937
448		GAMCO Investors, Inc (Class A)	20
3,928		GFI Group, Inc	23
28,169		Goldman Sachs Group, Inc	4,807
1,134		Greenhill & Co, Inc	93
2,464	*	Interactive Brokers Group, Inc (Class A)	40
4,158	*	IntercontinentalExchange, Inc	466
402	*	International Assets Holding Corp	6
23,388		Invesco Ltd	512
2,642	*	Investment Technology Group, Inc	44
9,425		Janus Capital Group, Inc	135
6,767		Jefferies Group, Inc	160
822		JMP Group, Inc	7
1,881	*	KBW, Inc	51
5,354	*	Knight Capital Group, Inc (Class A)	82
4,456		Lazard Ltd (Class A)	159
9,238		Legg Mason, Inc	265
1,518		MarketAxess Holdings, Inc	24
5,600	*	MF Global Holdings Ltd	45
76,100		Morgan Stanley	2,229
980	*	Morningstar, Inc	47
7,620	*	Nasdaq Stock Market, Inc	161
14,999		NYSE Euronext	444
404		Oppenheimer Holdings, Inc	10
2,681		optionsXpress Holdings, Inc	44
879	*	Penson Worldwide, Inc	9
1,153	*	Piper Jaffray Cos	46
5,630		Raymond James Financial, Inc	151
870		Sanders Morris Harris Group, Inc	5
7,317		SEI Investments Co	161
1,504	*	Stifel Financial Corp	81
1,726		SWS Group, Inc	20
14,358		T Rowe Price Group, Inc	789
14,548	*	TD Ameritrade Holding Corp	277
1,322	*	Thomas Weisel Partners Group, Inc	5
702	*	US Global Investors, Inc (Class A)	7
98		Value Line, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,130		Waddell & Reed Financial, Inc (Class A)	$185
322		Westwood Holdings Group, Inc	12

		TOTAL SECURITY AND COMMODITY BROKERS	16,602

SOCIAL SERVICES - 0.0%
1,396	*	Capital Senior Living Corp	7
617	*	Providence Service Corp	9
1,211	*	Res-Care, Inc	15

		TOTAL SOCIAL SERVICES	31

SPECIAL TRADE CONTRACTORS - 0.1%
246		Alico, Inc	6
1,763	*	AsiaInfo Holdings, Inc	47
1,154		Chemed Corp	63
2,642		Comfort Systems USA, Inc	33
2,490	*	Dycom Industries, Inc	22
3,912	*	EMCOR Group, Inc	96
1,981	*	Insituform Technologies, Inc (Class A)	53
797	*	Integrated Electrical Services, Inc	4
1,155	*	Layne Christensen Co	31
11,146	*	Quanta Services, Inc	213

		TOTAL SPECIAL TRADE CONTRACTORS	568

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
1,848		Apogee Enterprises, Inc	29
1,041	*	Cabot Microelectronics Corp	39
1,232		CARBO Ceramics, Inc	77
86,520		Corning, Inc	1,748
2,603		Eagle Materials, Inc	69
8,032		Gentex Corp	156
2,473		Martin Marietta Materials, Inc	207
4,633	*	Owens Corning, Inc	118
9,677	*	Owens-Illinois, Inc	344
2,151	*	US Concrete, Inc	1
2,551	*	USG Corp	44

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,832

TEXTILE MILL PRODUCTS - 0.0%
1,703		Albany International Corp (Class A)	37
3,257		Interface, Inc (Class A)	38
3,006	*	Mohawk Industries, Inc	163
874		Oxford Industries, Inc	18

		TOTAL TEXTILE MILL PRODUCTS	256

TOBACCO PRODUCTS - 1.3%
115,551		Altria Group, Inc	2,371
8,348		Fortune Brands, Inc	405
8,780		Lorillard, Inc	661
109,520		Philip Morris International, Inc	5,712
1,060		Universal Corp	56
2,281		Vector Group Ltd	35

		TOTAL TOBACCO PRODUCTS	9,240

TRANSPORTATION BY AIR - 0.6%
677	*	Air Methods Corp	23
3,234	*	Air Transport Services Group, Inc	11
6,646	*	Airtran Holdings, Inc	34
2,085	*	Alaska Air Group, Inc	86
804	*	Allegiant Travel Co	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

19,424	*	AMR Corp	$177
809	*	Atlas Air Worldwide Holdings, Inc	43
1,579	*	Bristow Group, Inc	60
6,782	*	Continental Airlines, Inc (Class B)	149
1,385		Copa Holdings S.A. (Class A)	84
43,562	*	Delta Air Lines, Inc	635
17,388		FedEx Corp	1,624
2,405	*	Hawaiian Holdings, Inc	18
12,519	*	JetBlue Airways Corp	70
882	*	PHI, Inc	19
2,007	*	Republic Airways Holdings, Inc	12
2,935		Skywest, Inc	42
41,460		Southwest Airlines Co	548
9,281	*	UAL Corp	181
9,020	*	US Airways Group, Inc	66

		TOTAL TRANSPORTATION BY AIR	3,928

TRANSPORTATION EQUIPMENT - 2.6%
1,197		A.O. Smith Corp	63
2,061	*	AAR Corp	51
685	*	Aerovironment, Inc	18
2,719	*	American Axle & Manufacturing Holdings, Inc	27
569		American Railcar Industries, Inc	7
1,306	*	Amerigon, Inc (Class A)	13
4,199	*	ArvinMeritor, Inc	56
1,245	*	ATC Technology Corp	21
4,671	*	Autoliv, Inc	241
5,637	*	BE Aerospace, Inc	172
40,594		Boeing Co	2,947
5,639		Brunswick Corp	90
3,028		Clarcor, Inc	104
940	*	Cogo Group, Inc	7
5,741	*	Dana Holding Corp	68
466	*	Dorman Products, Inc	9
636		Ducommun, Inc	13
996	*	Federal Mogul Corp (Class A)	18
3,085		Federal Signal Corp	28
4,014	*	Force Protection, Inc	24
184,765	*	Ford Motor Co	2,322
809		Freightcar America, Inc	20
735	*	Fuel Systems Solutions, Inc	23
3,656	*	GenCorp, Inc	21
19,502		General Dynamics Corp	1,506
8,512		Genuine Parts Co	360
6,790		Goodrich Corp	479
869		Greenbrier Cos, Inc	10
1,483	*	Group 1 Automotive, Inc	47
13,077		Harley-Davidson, Inc	367
4,726		Harsco Corp	151
1,232		Heico Corp	63
41,424		Honeywell International, Inc	1,875
1,612		Kaman Corp	40
533	*	LMI Aerospace, Inc	10
16,761		Lockheed Martin Corp	1,395
300		Miller Industries, Inc	4
3,502	*	Navistar International Corp	157
3,448	*	Orbital Sciences Corp	66
5,202		Oshkosh Truck Corp	210
20,271		Paccar, Inc	879
1,834		Polaris Industries, Inc	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

196		Portec Rail Products, Inc	$2
1,983		Spartan Motors, Inc	11
6,221	*	Spirit Aerosystems Holdings, Inc (Class A)	145
633		Standard Motor Products, Inc	6
1,472		Superior Industries International, Inc	24
2,719	*	Tenneco, Inc	64
2,119		Thor Industries, Inc	64
187	*	Todd Shipyards Corp	3
2,021		TransDigm Group, Inc	107
4,541		Trinity Industries, Inc	91
984		Triumph Group, Inc	69
2,648	*	TRW Automotive Holdings Corp	76
46,744		United Technologies Corp	3,441
2,227		Westinghouse Air Brake Technologies Corp	94
1,944	*	Winnebago Industries, Inc	28
817	*	Wonder Auto Technology, Inc	9

		TOTAL TRANSPORTATION EQUIPMENT	18,310

TRANSPORTATION SERVICES - 0.2%
1,330		Ambassadors Group, Inc	15
9,711		CH Robinson Worldwide, Inc	542
783	*	Dynamex, Inc	13
12,198		Expeditors International Washington, Inc	450
1,953		GATX Corp	56
2,332	*	Hub Group, Inc (Class A)	65
2,163	*	Interval Leisure Group, Inc	32
2,500	*	Orbitz Worldwide, Inc	18
2,338	*	Pacer International, Inc	14
590	*	Universal Travel Group	6
6,068		UTI Worldwide, Inc	93

		TOTAL TRANSPORTATION SERVICES	1,304

TRUCKING AND WAREHOUSING - 0.4%
1,500		Arkansas Best Corp	45
1,483	*	Celadon Group, Inc	21
2,504		Con-way, Inc	88
1,921		Forward Air Corp	50
2,189		Heartland Express, Inc	36
4,893		J.B. Hunt Transport Services, Inc	176
3,148		Landstar System, Inc	132
952	*	Marten Transport Ltd	19
1,717	*	Old Dominion Freight Line	57
103	*	Patriot Transportation Holding, Inc	9
900	*	Saia, Inc	12
38,814		United Parcel Service, Inc (Class B)	2,500
200		Universal Truckload Services, Inc	3
429	*	USA Truck, Inc	7
2,010		Werner Enterprises, Inc	47
3,415	*	YRC Worldwide, Inc	2

		TOTAL TRUCKING AND WAREHOUSING	3,204

WATER TRANSPORTATION - 0.3%
2,122		Alexander & Baldwin, Inc	70
694	*	American Commercial Lines, Inc	18
24,304		Carnival Corp	945
2,362		DHT Maritime, Inc	9
2,567	*	Eagle Bulk Shipping, Inc	14
2,983		Frontline Ltd	91
1,322	*	Genco Shipping & Trading Ltd	28
2,956		General Maritime Corp	21
2,142	*	Golar LNG Ltd	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,244	*	Gulfmark Offshore, Inc	$33
2,063		Horizon Lines, Inc (Class A)	11
1,509	*	Hornbeck Offshore Services, Inc	28
357		International Shipholding Corp	11
3,228	*	Kirby Corp	123
1,036		Knightsbridge Tankers Ltd	18
2,356		Nordic American Tanker Shipping	71
2,450	*	Odyssey Marine Exploration, Inc	3
1,191		Overseas Shipholding Group, Inc	47
7,527	*	Royal Caribbean Cruises Ltd	248
2,365		Ship Finance International Ltd	42
2,428		Teekay Corp	55
800		Teekay Tankers Ltd (Class A)	10
931	*	Ultrapetrol Bahamas Ltd	5

		TOTAL WATER TRANSPORTATION	1,926

WHOLESALE TRADE-DURABLE GOODS - 0.4%
1,334		Agilysys, Inc	15
2,206		Applied Industrial Technologies, Inc	55
6,511	*	Arrow Electronics, Inc	196
2,819		Barnes Group, Inc	55
2,807	*	Beacon Roofing Supply, Inc	54
6,738	*	BorgWarner, Inc	257
1,087		Castle (A.M.) & Co	14
671	*	Chindex International, Inc	8
1,671	*	Conceptus, Inc	33
1,204	*	DemandTec, Inc	8
1,490	*	Digi International, Inc	16
1,195	*	Drew Industries, Inc	26
292		Eastern Co	4
1,600	*	Emdeon, Inc	26
1,438	*	Hansen Medical, Inc	3
800		Houston Wire & Cable Co	9
9,316	*	Ingram Micro, Inc (Class A)	164
2,496	*	Insight Enterprises, Inc	36
1,758	*	Interline Brands, Inc	34
3,018		Knight Transportation, Inc	64
300		Lawson Products, Inc	5
8,123	*	LKQ Corp	165
2,043	*	MedAssets, Inc	43
1,413	*	Merge Healthcare, Inc	3
620	*	MWI Veterinary Supply, Inc	25
2,152		Owens & Minor, Inc	100
5,603		Patterson Cos, Inc	174
2,583		PEP Boys - Manny Moe & Jack	26
3,009		Pool Corp	68
3,039	*	PSS World Medical, Inc	71
3,802		Solera Holdings, Inc	147
511		Sport Supply Group, Inc	7
2,550	*	Talecris Biotherapeutics Holdings Corp	51
2,618	*	Tech Data Corp	110
433	*	Titan Machinery, Inc	6
2,452	*	TomoTherapy, Inc	8
2,146	*	Tyler Technologies, Inc	40
3,321		W.W. Grainger, Inc	359
2,519	*	WESCO International, Inc	87
640	*	West Marine, Inc	7

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,579

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
1,483		Aceto Corp	9
4,761		Airgas, Inc	303
2,860	*	Akorn, Inc	4
5,454	*	Alliance One International, Inc	28
3,840		Allscripts Healthcare Solutions, Inc	75
962		Andersons, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,298	*	BioScrip, Inc	$18
1,671	*	BMP Sunstone Corp	8
4,933		Brown-Forman Corp (Class B)	293
20,205		Cardinal Health, Inc	728
3,380	*	Central European Distribution Corp	118
712	*	Clearwater Paper Corp	35
638	*	Core-Mark Holding Co, Inc	20
1	*	CPEX Pharmaceuticals, Inc	0	^
9,986	*	Dean Foods Co	157
6,595	*	Endo Pharmaceuticals Holdings, Inc	156
2,503	*	Fresh Del Monte Produce, Inc	51
1,978	*	Green Mountain Coffee Roasters, Inc	192
2,432	*	Hain Celestial Group, Inc	42
4,917	*	Henry Schein, Inc	290
3,687		Herbalife Ltd	170
500	*	Kenneth Cole Productions, Inc (Class A)	6
400	*	KRATON Polymers LLC	7
1,430	*	K-Swiss, Inc (Class A)	15
901	*	LSB Industries, Inc	14
2,734		Men’s Wearhouse, Inc	65
1,570		Myers Industries, Inc	16
785		Nash Finch Co	26
3,049		Nu Skin Enterprises, Inc (Class A)	89
804	*	Perry Ellis International, Inc	18
913	*	School Specialty, Inc	21
1,382		Spartan Stores, Inc	20
626	*	Synutra International, Inc	14
32,994		Sysco Corp	973
5,551		Terra Industries, Inc	254
1,886		Tractor Supply Co	110
2,582	*	United Natural Foods, Inc	73
1,202	*	United Stationers, Inc	71
423		Valhi, Inc	8
849	*	Volcom, Inc	17
1,325		Zep, Inc	29
1,070	*	Zhongpin, Inc	14

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,589

		TOTAL COMMON STOCKS (Cost $570,323)	711,458

RIGHTS / WARRANTS - 0.0%
COMMUNICATIONS - 0.0%
4,026		Clearwire Corp	1

		TOTAL COMMUNICATIONS	1

		TOTAL RIGHTS / WARRANTS (Cost $0)	1

		TOTAL INVESTMENTS - 100.1% (Cost $570,323)	711,459
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(792)

		NET ASSETS - 100.0%	$710,667

*	Non-income producing.

^	Amount represents less than $1,000.

Cost amounts are in thousands.

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Futures contracts: The Account is subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Account may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Managers”), pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Managers. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1—quoted prices in active markets for identical securities

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of                   investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock—Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Managers. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities—Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments—Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies—These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts—Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Managers. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. As of March 31, 2010, there were no significant transfers between levels.

As of March 31, 2010, 100% of the investments in the Account were valued based on Level 1 inputs.

Please see the Schedule of Investments for a detailed breakout by industry.

Note 3—investments

At March 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $141,135,957 consisting of gross unrealized appreciation of $241,952,317 and gross unrealized depreciation of $(100,816,360).

Note 4—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements thereby increasing transparency in financial reporting. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Account’s financial statements.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 21, 2010	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 21, 2010	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer (principal executive officer)

Date: May 21, 2010	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX. 99.Cert.)

3(b) Section 302 certification of the principal financial officer (EX. 99.Cert.)